Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–111.43%(a)
Alabama–2.05%
Black Belt Energy Gas District (Gas); Series 2025 C, RB(b)(c)	5.50%	08/01/2034	$11,200	$11,881,997
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(d)	5.75%	10/01/2049	16,000	16,222,445
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	15,265	16,089,875
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	500	502,710
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,308,371
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(b)	4.00%	11/01/2045	2,245	2,065,107
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(d)	5.00%	06/01/2054	28,660	27,837,438
Series 2024, RB(d)	4.75%	12/01/2054	37,685	35,217,273
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(c)	4.00%	12/01/2031	15,835	16,157,597
Series 2024 A, RB	5.00%	11/01/2035	10,000	10,602,190
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(b)	5.25%	05/01/2044	45,365	45,486,283
				183,371,286
Alaska–0.13%
Anchorage (City of), AK Municipality; Series 2024 A, RB (INS - AGI)(d)(e)	4.38%	02/01/2065	11,750	11,170,877
Arizona–2.31%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	5,885	5,827,582
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(b)	5.50%	07/01/2038	1,165	1,172,231
Series 2018 B, RB(b)	5.63%	07/01/2048	2,250	2,239,942
Series 2018 B, RB(b)	5.75%	07/01/2053	3,500	3,501,801
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(b)	5.13%	08/01/2038	2,515	2,409,733
Series 2018 A, RB(b)	5.25%	08/01/2048	3,945	3,367,255
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(b)	5.50%	07/01/2037	580	580,201
Series 2017, Ref. RB(b)	5.75%	07/01/2047	680	646,137
Series 2017, Ref. RB(b)	5.88%	07/01/2052	645	610,198
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(b)	5.00%	07/01/2054	3,000	2,703,412
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(b)	5.25%	12/15/2038	1,415	1,420,057
Series 2018 A, RB(b)	5.50%	12/15/2048	2,260	2,199,068
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	408,075
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB	6.38%	01/01/2028	175	168,787
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,321,974
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(b)(f)	0.00%	12/15/2034	8,900	4,855,258
Maricopa (County of), AZ Industrial Development Authority (Christian Care Surprise, Inc.); Series 2016, RB(b)	6.00%	01/01/2048	11,475	11,684,085
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(b)	6.00%	07/01/2043	1,885	1,885,115
Series 2023, RB(b)	6.25%	07/01/2053	1,900	1,854,782
Series 2023, RB(b)	6.38%	07/01/2058	2,500	2,451,359
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	817,382
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	326	326,095
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,365	1,364,831
Phoenix (City of), AZ Industrial Development Authority (The) (Freedom Academy, Inc.); Series 2016, RB(b)	5.50%	07/01/2046	4,135	3,711,243
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (The) (Gourmet Boutique West LLC); Series 2007 B, IDR(d)	5.88%	11/01/2037	$2,140	$1,887,575
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(b)	9.50%	04/01/2052	7,900	6,958,641
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(b)	5.50%	09/01/2046	2,400	2,204,266
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(b)	6.00%	07/01/2035	1,025	1,025,450
Series 2015, RB(b)	6.13%	07/01/2045	3,310	3,263,253
Series 2019, RB	5.13%	07/01/2039	650	613,040
Series 2019, RB	5.25%	07/01/2049	810	706,633
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(b)	5.63%	06/15/2045	2,250	2,249,958
Pima (County of), AZ Industrial Development Authority (The) (Baren Academy Project Refunding); Series 2021, RB(b)	5.00%	07/01/2056	4,285	3,347,326
Pima (County of), AZ Industrial Development Authority (The) (LA Posada at Pusch Ridge);
Series 2022, RB(b)	6.88%	11/15/2052	7,500	8,046,500
Series 2022, RB(b)	7.00%	11/15/2057	3,975	4,274,670
Pima (County of), AZ Industrial Development Authority (The) (Milestones Charter School Refunding); Series 2017 A, Ref. RB(b)	6.50%	11/01/2047	5,530	5,328,618
Pima (County of), AZ Industrial Development Authority (The) (P.L.C. Charter Schools);
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $3,318,951)(b)(g)	6.00%	12/01/2036	3,315	3,342,092
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $6,310,000)(b)(g)	6.00%	12/01/2046	6,310	6,316,085
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(d)(h)	5.50%	10/01/2033	5,853	6,158,080
Series 2021 C, RB(b)(d)	5.50%	10/01/2033	22,616	23,794,830
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(d)	6.25%	06/01/2026	100	100,163
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(b)	5.60%	07/01/2031	131	131,190
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(b)	5.50%	06/15/2047	11,245	11,176,553
Series 2023, RB(b)	5.75%	06/15/2053	5,000	5,010,811
Series 2023, RB(b)	5.75%	06/15/2058	15,000	15,005,949
Series 2024, RB(b)	5.00%	06/15/2044	1,330	1,256,796
Series 2024, RB(b)	5.00%	06/15/2054	4,735	4,267,554
Series 2024, RB(b)	5.00%	06/15/2059	715	635,728
Series 2024, RB(b)	5.00%	06/15/2064	15,525	13,621,369
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	4,300	4,319,292
Series 2025, RB	6.50%	06/15/2055	3,850	3,910,566
Southside Community Facilities District No. 1; Series 2008, RB(i)	7.25%	07/01/2032	506	473,065
Tempe (City of), AZ Industrial Development Authority (Accel); Series 2022 A, RB(b)	6.50%	08/01/2048	3,640	3,600,436
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	5.63%	12/01/2055	1,155	1,164,295
Series 2025, RB	5.63%	12/01/2060	3,775	3,785,244
				206,502,631
Arkansas–0.34%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(b)(d)	4.75%	09/01/2049	22,135	21,641,367
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(d)	5.45%	09/01/2052	5,000	5,020,942
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(i)	6.25%	02/01/2038	3,930	3,930,000
				30,592,309
California–11.12%
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	105	105,237
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(f)	0.00%	06/01/2050	520,920	117,822,154
Series 2006 B, RB(f)	0.00%	06/01/2050	107,400	19,437,896
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	$16,345	$16,469,345
Series 2006 C, RB(f)	0.00%	06/01/2055	212,950	20,993,207
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	5,000	5,006,511
Series 2006 A, RB(f)	0.00%	06/01/2046	127,310	34,444,077
Series 2006 B, RB(f)	0.00%	06/01/2046	33,920	8,871,963
Series 2006 C, RB(f)	0.00%	06/01/2055	215,100	24,163,990
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	15,195	2,920,011
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,770	1,772,057
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	52	53,149
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail)(Green Bonds); Series 2025 B, Ref. RB(c)(d)	12.00%	11/02/2026	60,225	51,191,250
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(b)	5.00%	01/01/2056	4,200	3,623,625
California (State of) Infrastructure & Economic Development Bank (Wonderful Foundations Charter School Portfolio); Series 2020, RB(b)	5.00%	01/01/2055	5,200	4,501,081
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2047	11,095	11,133,241
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(b)	6.38%	06/15/2064	2,250	2,374,469
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(b)(d)(g)(j)	7.50%	07/01/2032	6,075	68,344
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(b)(d)(g)(j)	8.00%	07/01/2039	14,995	168,694
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(b)(d)(g)(j)	7.50%	07/01/2032	2,650	29,813
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(b)(d)	5.00%	11/21/2045	16,050	16,050,069
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(b)	10.00%	05/15/2028	3,000	3,929,889
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(b)	6.63%	06/01/2065	9,500	9,840,247
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(b)(c)(k)	6.50%	07/01/2027	2,515	2,654,557
Series 2017, RB(b)	6.50%	07/01/2050	1,865	1,874,983
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(b)	5.25%	07/01/2051	5,945	5,812,927
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.00%	05/01/2027	175	175,494
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.75%	05/01/2037	900	905,378
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(b)	5.88%	05/01/2047	1,230	1,219,705
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(b)	5.13%	06/01/2047	595	560,840
Series 2017 A, RB(b)	5.25%	06/01/2052	665	622,247
California (State of) Statewide Communities Development Authority; Series 2025 A-1, RB	3.44%	02/20/2041	19,148	17,955,509
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(b)	5.25%	07/01/2052	1,450	1,428,446
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,675	6,676,808
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,730	1,766,451
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,062,234
California Educational Facilities Authority; Series 2025, RB(l)(m)	5.00%	10/01/2055	17,100	18,278,236
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(f)	0.00%	08/01/2042	7,780	3,694,478
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	186,500	20,074,356
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	715	717,015
Los Angeles (City of), CA Department of Airports;
Series 2020 C, RB(d)	4.00%	05/15/2050	10,500	9,481,674
Series 2022 A, RB(d)	4.00%	05/15/2049	18,575	16,847,551
Series 2022, RB(d)(m)	5.00%	05/15/2047	25,205	25,307,988
Series 2022, RB(d)(m)	5.00%	05/15/2048	30,000	30,397,395
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2022, RB(d)	4.00%	05/15/2047	$10,250	$9,503,162
Los Angeles County Public Works Financing Authority;
Series 2025, RB(m)	5.25%	12/01/2050	12,280	13,398,289
Series 2025, RB(m)	5.25%	12/01/2054	4,555	4,938,737
Morongo Band of Mission Indians (The); Series 2018 A, RB(b)	5.00%	10/01/2042	4,500	4,559,117
Municipal Improvement Corp of Los Angeles; Series 2025, RB(m)	5.50%	05/01/2055	20,250	22,010,940
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,324
San Diego (City of), CA;
Series 2025, RB(d)(l)(m)	5.00%	07/01/2048	5,000	5,175,032
Series 2025, RB(d)(l)(m)	5.00%	07/01/2053	15,000	15,419,667
Series 2025, RB(d)(l)(m)	5.25%	07/01/2058	20,000	20,837,554
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(d)	4.00%	07/01/2046	8,040	7,423,497
Series 2021 B, RB(d)	4.00%	07/01/2051	6,960	6,268,516
Series 2021 B, RB (INS - AGI)(d)(e)	4.00%	07/01/2051	16,750	15,225,589
Series 2021 B, RB(d)	5.00%	07/01/2056	5,180	5,258,074
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, RB(d)	5.00%	05/01/2044	10,020	10,203,111
Series 2019 E, RB(d)	4.00%	05/01/2050	13,845	12,447,285
Series 2025, RB(d)(l)(m)	5.00%	05/01/2049	90,485	91,455,198
San Francisco (City & County of), CA Public Utilities Commission; Series 2025 D, RB(m)	5.00%	11/01/2055	10,955	11,605,468
San Francisco City & County Airport Comm-San Francisco Inter; Series 2025, RB(d)(l)(m)	5.50%	05/01/2055	23,000	24,750,165
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(f)	0.00%	06/01/2036	60,785	33,950,003
Series 2007 A, RB(f)	0.00%	06/01/2047	58,990	14,184,505
Series 2007 B, RB(f)	0.00%	06/01/2047	13,505	3,247,360
Series 2007 C, RB(f)	0.00%	06/01/2056	61,600	6,148,820
State of California; Series 2025, GO Bonds(m)	5.25%	09/01/2053	20,000	21,555,464
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2037	6,245	4,192,521
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2038	12,115	7,752,954
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2041	14,735	8,027,205
Series 2011 D, GO Bonds (INS - AGI)(e)(f)	0.00%	08/01/2043	17,145	8,201,631
Sweetwater Union High School District; Series 2022, GO Bonds(m)	5.00%	08/01/2052	47,500	49,529,879
University of California;
Series 2022 BK, RB	5.00%	05/15/2052	5,750	6,011,191
Series 2025, RB(l)(m)	5.00%	05/15/2053	17,150	18,212,834
				995,023,683
Colorado–9.27%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,235	2,142,123
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,456,958
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,929,109
Amber Creek Metropolitan District;
Series 2017 A, Ref. GO Bonds(c)(k)	5.13%	12/15/2025	1,029	1,029,834
Series 2017 B, GO Bonds(c)(k)	7.75%	12/15/2025	464	464,822
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,078,353
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	919,300
Aurora Crossroads Metropolitan District No. 2;
Series 2020 B, GO Bonds	7.75%	12/15/2050	4,500	4,507,297
Series 2023 C, GO Bonds	8.00%	12/15/2053	6,653	6,687,624
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	24,221,295
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,152	3,158,031
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,165	2,169,143
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	501,284
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	$3,100	$3,101,044
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,736,329
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(b)	8.00%	12/15/2054	2,774	2,780,321
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	461	460,994
Brickyard Metropolitan District No. 1;
Series 2025, GO Bonds	7.00%	12/01/2045	3,650	3,560,324
Series 2025, GO Bonds	7.25%	12/01/2057	10,435	10,145,717
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	757	759,560
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,371,932
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	1,105	1,107,453
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	2,000	1,755,537
Series 2024, GO Bonds(b)	8.25%	12/01/2053	4,218	4,265,497
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,799,756
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,896,689
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2022, RB	6.50%	12/01/2053	6,850	7,187,950
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,199,412
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,926	3,944,139
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	582,235
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,163,594
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,268	1,271,739
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(b)	5.75%	04/01/2059	2,250	2,197,872
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB (Acquired 10/25/2023; Cost $1,490,873)(g)	5.00%	05/15/2044	2,250	1,818,246
Series 2021 A, RB (Acquired 12/15/2021-11/20/2023; Cost $2,416,055)(g)	5.00%	05/15/2049	3,000	2,281,914
Series 2021 A, RB (Acquired 12/15/2021-07/08/2024; Cost $7,736,391)(g)	5.00%	05/15/2058	10,000	7,195,050
Series 2025 A, Ref. RB(b)	8.75%	05/15/2058	10,380	10,400,968
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	7,605	6,966,023
Colorado (State of) International Center Metropolitan District No. 3; Series 2018 B, GO Bonds(c)(k)	7.50%	12/15/2025	455	460,344
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	15,072,034
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(b)	7.50%	12/15/2050	3,490	3,498,167
Cottonwood Creek Metropolitan District No. 5; Series 2025, GO Bonds(b)(h)	7.25%	12/01/2055	10,545	8,073,201
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(i)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	568	569,351
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(b)	7.25%	12/01/2052	3,600	3,614,801
Dawson Trails Metropolitan District No. 1;
Series 2024, GO Bonds(f)	0.00%	12/01/2031	65,502	41,815,240
Series 2025 B, GO Bonds(b)	9.25%	12/15/2055	17,728	17,154,932
Denver (City & County of), CO;
Series 2021 A, RB	4.00%	08/01/2051	17,990	16,554,556
Series 2022 A, RB(d)	4.13%	11/15/2053	7,000	6,348,000
Series 2022 D, Ref. RB(d)(m)	5.75%	11/15/2045	10,000	10,798,821
Series 2022 D, Ref. RB(d)(m)	5.00%	11/15/2053	27,500	28,051,295
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	6.00%	12/01/2055	4,800	5,199,015
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,068,517
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,283	2,290,973
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	19,886	20,385,797
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	891,208
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(b)	8.00%	12/15/2051	1,910	1,914,214
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(b)	5.75%	12/01/2046	2,700	2,771,612
Elora Metropolitan District; Series 2025, GO Bonds	8.25%	12/15/2055	1,938	1,940,724
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,493,392
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,810	7,362,037
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(b)	6.00%	12/01/2049	2,965	2,972,901
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	$933	$935,234
Series 2023 B, GO Bonds(b)	9.00%	12/15/2047	968	970,196
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(h)	6.13%	12/01/2050	3,075	3,079,627
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(b)	4.75%	12/01/2051	3,000	2,370,779
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(b)	8.25%	12/15/2053	2,983	2,992,689
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,373,917
HM Metropolitan District No. 2; Series 2021, GO Bonds(h)	5.75%	12/01/2051	24,038	20,897,019
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	2,330	2,352,118
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds(c)(k)	5.63%	12/01/2025	4,891	4,939,910
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,309,648
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,932,465
Series 2024 C, GO Bonds	8.50%	12/16/2053	7,510	7,538,968
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,091,841
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,004,518
Jones District Community Authority Board; Series 2020 A, RB(h)	5.75%	12/01/2050	6,800	6,649,868
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,805,838
Kinston Metropolitan District No. 5; Series 2020 B, GO Bonds	7.50%	12/15/2052	3,850	3,965,500
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,644,736
Series 2023 A-2, GO Bonds(h)	8.00%	12/01/2053	3,645	3,039,338
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,179,912
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(b)	7.00%	11/01/2052	7,000	7,115,820
Series 2022 A, GO Bonds(b)	7.38%	11/01/2052	10,830	11,412,813
Series 2022 B, GO Bonds(b)	9.25%	12/01/2052	9,189	9,203,083
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	601,487
Legato Community Authority; Series 2021 B, RB	8.25%	12/15/2051	2,000	2,004,288
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,850,751
Lochbuie Station Residential Metropolitan District; Series 2024 B, GO Bonds	6.25%	12/15/2044	536	538,395
Meadowlark Metropolitan District;
Series 2020 A, GO Bonds	5.13%	12/01/2050	750	772,625
Series 2020 B, GO Bonds	7.63%	12/15/2050	607	625,423
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	699	700,639
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	8,310	8,786,876
Series 2022 A-2, Ref. GO Bonds(h)	7.00%	12/01/2051	11,285	10,450,299
Millers Landing Business Improvement District;
Series 2018 A, RB(b)	6.00%	12/01/2048	7,575	7,309,224
Series 2018 B, RB(b)	8.00%	12/01/2048	2,160	2,086,006
Mineral Business Improvement District; Series 2024 B, GO Bonds(b)	8.50%	12/15/2054	520	521,343
Mirabelle Metropolitan District No. 2; Series 2025 B, Ref. GO Bonds	6.13%	12/15/2049	3,100	3,095,064
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,463,709
Mountain Shadows Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2046	977	968,315
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	958	919,736
Muegge Farms Metropolitan District No. 4;
Series 2025 A, GO Bonds	6.25%	12/01/2054	5,625	5,712,906
Series 2025 B, GO Bonds	8.38%	12/15/2054	842	844,379
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,503,922
Series 2022, RB	7.00%	12/01/2034	4,822	5,004,146
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,868,138
Murphy Creek Metropolitan District No. 2;
Series 2024 A, GO Bonds(b)	6.00%	12/01/2054	4,500	4,488,203
Series 2024 B, GO Bonds(b)	8.00%	12/15/2054	2,670	2,678,136
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
MW Retail Business Improvement District;
Series 2024, RB(b)	6.00%	12/01/2054	$2,390	$2,400,934
Series 2025 A, RB(b)	6.38%	12/01/2054	640	640,921
Newlin Crossing Metropolitan District;
Series 2024 A, GO Bonds(b)	5.38%	12/01/2054	1,145	1,149,356
Series 2024 B, GO Bonds(b)	7.75%	12/15/2054	604	605,600
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,483,185
Palisade Metropolitan District No. 2;
Series 2024 C, RB(b)	8.00%	12/15/2037	1,500	1,510,233
Series 2024, Ref. RB(b)(h)	5.88%	12/15/2054	1,950	1,858,900
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,241,123
Parterre Metropolitan District No. 5;
Series 2025 A, GO Bonds	5.88%	12/01/2045	1,700	1,780,800
Series 2025 A, GO Bonds	6.13%	12/01/2055	2,500	2,632,728
Series 2025, GO Bonds	8.38%	12/15/2055	1,479	1,482,235
Penrith Park Metropolitan District; Series 2024 C, RB	6.25%	12/15/2054	1,041	1,050,954
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(b)	6.50%	08/01/2053	4,723	4,828,409
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	2,125	2,242,378
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,055,237
Prairie Farm Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2048	544	544,473
PV-ERU Holding Trust; Series 2019, RB(f)(i)	0.00%	02/14/2039	12,585	1,146,241
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	9,500	5,931,432
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,294	1,933,862
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	574,067
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,368,553
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	676,780
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	951,065
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	2,036,543
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,454,460
Series 2022 B, RB	7.75%	12/15/2052	5,000	5,011,670
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(b)	5.00%	12/01/2051	2,500	2,302,499
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	20,350	20,387,865
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	24,075	23,498,242
Sabell Metropolitan District; Series 2020 B-3, GO Bonds(b)	8.25%	12/15/2050	605	606,553
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	6,926,703
Series 2023 B, RB	9.25%	12/15/2053	891	867,658
Second Creek Farm Metropolitan District No. 3;
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,699,585
Series 2021 C, GO Bonds(b)	7.63%	12/15/2052	8,288	8,116,238
Second Creek Farm Metropolitan District No. 4; Series 2024 A, Ref. GO Bonds	6.75%	12/01/2054	1,366	1,350,796
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	599,055
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,619,218
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,359,286
Sky Ranch Community Authority Board;
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,386,304
Series 2024 B, GO Bonds	6.50%	12/15/2054	557	558,542
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	15,000	15,408,217
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	987	819,934
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,893,151
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	810,510
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(b)	9.50%	12/15/2045	360	359,088
Spring Valley Metropolitan District No. 3; Series 2025 B, Ref. GO Bonds	6.25%	12/15/2054	1,080	1,083,949
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Spring Valley Metropolitan District No. 4; Series 2020 B, GO Bonds	7.63%	12/15/2050	$2,810	$2,816,992
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(b)(h)	6.75%	09/20/2054	3,500	2,470,379
Series 2024 B, GO Bonds(b)	8.75%	09/20/2054	2,100	2,103,016
STC Metropolitan District No. 2 (Green Bonds); Series 2025, Ref. GO Bonds(b)	8.00%	12/15/2055	5,000	5,026,692
Sterling Ranch Community Authority Board;
Series 2020 B, RB(c)(k)	7.13%	12/15/2025	501	511,818
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	28,706,388
Series 2023, RB	8.38%	12/15/2054	7,500	7,515,596
Series 2024 A, Ref. RB(b)	5.75%	12/01/2054	2,700	2,724,865
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	972,629
Series 2024 B, Ref. RB(b)	8.25%	12/15/2054	1,475	1,478,842
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	921,390
Series 2024, RB	5.63%	12/01/2043	1,164	1,196,454
Series 2025, RB	6.88%	12/15/2055	1,700	1,715,988
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	1,175	1,178,847
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,564,325
Timberleaf Metropolitan District; Series 2025 B, GO Bonds	7.88%	12/15/2055	1,000	1,003,228
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	6,999	6,024,298
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(h)	5.50%	12/01/2051	3,000	2,446,458
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,552	1,555,773
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	509,183
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	7,992,628
Verve Metropolitan District No. 1;
Series 2021, Ref. GO Bonds	5.00%	12/01/2051	3,000	2,672,687
Series 2024 A, GO Bonds(h)	7.00%	12/01/2054	7,500	5,489,953
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(b)	5.63%	12/01/2048	1,332	1,336,925
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	987,374
Weems Neighborhood Metropolitan District;
Series 2025 A, GO Bonds	5.88%	12/01/2055	1,500	1,541,680
Series 2025, GO Bonds	7.88%	12/15/2055	1,149	1,151,686
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,791,474
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	6,948	6,950,822
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	756,743
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(b)	6.50%	10/15/2054	645	646,804
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,806,111
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,663	1,659,063
				829,532,090
Connecticut–0.08%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(b)	12.00%	09/01/2030	3,250	3,578,138
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(j)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(j)	6.05%	07/01/2031	13,420	3,355,001
				6,989,539
District of Columbia–2.39%
District of Columbia; Series 2025, Ref. RB	5.75%	10/01/2055	6,875	7,355,188
District of Columbia (Union Market); Series 2024, RB(b)(h)	6.60%	06/01/2049	4,250	2,613,430
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	23,240	23,969,220
Series 2006 C, RB(f)	0.00%	06/15/2055	900,680	89,532,275
Series 2006 D, RB(f)	0.00%	06/15/2055	555,000	49,110,063
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	4.00%	10/01/2049	11,000	9,749,943
Series 2021 A, Ref. RB(d)	4.00%	10/01/2051	15,800	14,178,211
Washington Metropolitan Area Transit Authority; Series 2025, RB(l)(m)	5.50%	07/15/2060	16,000	17,329,594
				213,837,924
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–11.08%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(b)(c)	6.30%	07/01/2043	$1,825	$1,916,220
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	705	670,155
Series 2016, RB	6.00%	05/01/2047	1,700	1,706,877
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,285	2,328,057
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,290	1,291,200
Ave Maria Stewardship Community District; Series 2025, RB	5.60%	05/01/2056	1,655	1,658,607
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2053	1,500	1,453,523
Series 2024, RB(b)	5.25%	05/01/2055	6,845	6,893,519
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,547,091
Braddock Lakes Community Development District; Series 2025, RB	5.75%	05/01/2055	2,035	2,035,849
Broward (County of), FL;
Series 2017, RB(d)	5.00%	10/01/2047	8,205	8,226,570
Series 2019 A, RB	5.00%	09/01/2049	8,605	8,799,163
Series 2019 A, RB(d)	4.00%	10/01/2049	8,000	7,101,274
Series 2019 B, RB(d)	4.00%	09/01/2044	5,000	4,568,546
Series 2019 B, RB(d)	4.00%	09/01/2049	10,000	8,729,170
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	20,000	18,064,128
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	795	795,451
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(b)	7.25%	01/01/2055	10,000	10,464,313
Series 2025 A, RB(b)	7.13%	01/01/2065	10,500	10,788,480
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(b)	5.00%	06/15/2064	4,790	4,310,606
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,360	2,120,355
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,635	2,182,888
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(b)	5.63%	08/01/2037	1,025	965,614
Series 2017, RB(b)	5.88%	08/01/2052	3,925	3,289,181
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(b)	5.38%	06/15/2038	850	844,572
Series 2018 A, RB(b)	5.38%	06/15/2048	1,590	1,468,247
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(b)	5.00%	12/15/2055	6,800	5,961,298
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(b)(g)	5.75%	06/01/2054	3,735	3,136,275
Series 2019 B, RB (Acquired 04/25/2019; Cost $235,000)(b)(g)	6.00%	06/01/2028	235	231,538
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(b)	5.25%	12/01/2058	17,805	17,238,043
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(b)	5.00%	10/15/2047	1,100	1,034,395
Series 2017 A, RB(b)	5.00%	10/15/2052	755	693,566
Capital Trust Agency, Inc. (Wonderful Foundations Charter School Portfolio); Series 2020, RB(b)	5.00%	01/01/2055	3,250	2,761,941
Capital Trust Authority (Academir Charter Schools, Inc.);
Series 2024, Ref. RB(b)	5.25%	06/01/2064	5,000	4,372,725
Series 2025, RB(b)	6.50%	07/01/2055	1,815	1,833,261
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(b)	8.50%	06/15/2035	470	489,393
Series 2024, RB(b)	6.63%	06/15/2054	14,795	14,757,705
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(b)	7.00%	07/01/2030	665	667,100
Series 2024, RB(b)	5.25%	07/01/2059	5,130	4,645,292
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(b)	5.25%	07/01/2050	2,000	1,968,566
Series 2025, RB(b)	5.38%	07/01/2065	5,095	4,977,045
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(b)	6.50%	12/15/2053	2,535	2,458,905
Series 2023, RB(b)	6.50%	12/15/2058	3,100	2,970,599
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	$4,170	$3,809,685
Series 2024, RB	5.13%	12/15/2059	3,925	3,533,769
Capital Trust Authority (St.Johns Classical Academy, Inc.);
Series 2025, Ref. RB(b)	5.13%	06/15/2050	410	376,306
Series 2025, Ref. RB(b)	5.25%	06/15/2059	1,000	910,987
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	769,678
Series 2015, RB	5.75%	11/01/2047	1,855	1,867,358
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,490	2,589,298
Chapel Creek Community Development District; Series 2006, RB	5.50%	05/01/2038	1,425	1,428,409
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(d)	6.13%	10/01/2055	4,125	4,298,208
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(g)(i)(j)	5.50%	05/01/2037	13,074	5,883,326
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	2,015	2,082,807
Series 2025, RB	6.00%	05/01/2055	2,200	2,267,916
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(b)	5.00%	12/01/2037	1,150	1,149,482
Series 2017 A, RB(b)	5.00%	12/01/2047	1,875	1,710,556
Connerton East Community Development District; Series 2025, RB	5.50%	06/15/2055	1,000	996,399
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(m)	5.00%	10/01/2055	16,670	17,379,847
Creekside Community Development District; Series 2006, RB(i)(j)	5.20%	05/01/2038	1,533	766,322
Creekview Community Development District (Phase 2); Series 2024, RB	5.63%	05/01/2055	3,495	3,497,621
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	65	65,575
Crosswinds East Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,022,781
Series 2024, RB	5.75%	05/01/2054	1,230	1,251,821
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)	12.00%	07/15/2028	38,125	12,390,625
Series 2024, Ref. RB(d)	5.00%	07/01/2035	2,200	1,826,000
Series 2024, Ref. RB(d)	5.00%	07/01/2041	23,710	19,679,300
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.00%	07/01/2044	18,535	18,430,642
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2047	6,000	5,973,184
Series 2024, Ref. RB(d)	5.25%	07/01/2047	85,045	70,587,350
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2053	10,000	9,986,708
Series 2024, Ref. RB(d)	5.50%	07/01/2053	2,245	1,863,350
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(b)(c)(d)	10.00%	07/15/2028	27,400	8,905,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $42,600,000)(b)(c)(d)(g)	10.00%	06/15/2026	42,600	31,950,000
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(b)	6.00%	08/15/2057	3,250	3,045,216
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(b)	5.00%	07/15/2046	6,045	5,566,154
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	301,429
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	926,972
Gas Worx Community Development District; Series 2025, RB(b)	6.00%	05/01/2057	2,250	2,314,335
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(g)(j)	7.00%	03/01/2030	4,209	2,315,065
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(f)(g)	0.00%	03/01/2030	2,393	95,717
Greater Orlando Aviation Authority;
Series 2017 A, RB(d)	4.00%	10/01/2052	25,100	22,193,182
Series 2019 A, RB(d)	4.00%	10/01/2044	13,180	12,211,112
Series 2019 A, RB(d)	4.00%	10/01/2049	16,490	14,767,097
Series 2025, RB(d)	5.25%	11/01/2034	4,500	4,849,347
Series 2025, RB(d)	5.25%	11/01/2035	5,500	5,892,991
Hamilton Bluff Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,014,600
Series 2024, RB	5.80%	05/01/2054	1,000	1,009,001
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	225	225,225
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Hillsborough (County of), FL; Series 2025, RB(m)	5.25%	11/15/2049	$21,985	$23,329,251
Hillsborough (County of), FL Aviation Authority; Series 2022, RB(d)(m)	5.00%	10/01/2047	10,000	10,194,519
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2022 A, RB(d)	4.00%	10/01/2052	14,800	13,251,029
Hillsborough County Industrial Development Authority; Series 2025, RB(m)	5.50%	11/15/2054	30,000	32,238,306
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,960,046
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	420	422,747
Series 2024 A, RB	5.63%	05/01/2055	685	687,768
Indigo Community Development District; Series 2005, RB(i)	5.75%	05/01/2036	2,776	2,275,843
JEA Water & Sewer System; Series 2025, RB(m)	5.25%	10/01/2055	20,000	21,479,912
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(b)	5.00%	01/15/2049	820	684,628
Series 2019, RB(b)	5.00%	01/15/2054	635	512,650
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	4,500	4,286,823
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(b)	5.50%	07/15/2048	1,685	1,589,083
Series 2018 A, RB(b)	5.75%	07/15/2053	1,830	1,752,980
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	425,490
Series 2024 A, RB	5.60%	05/01/2055	685	685,263
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	915	966,035
Series 2023, RB	6.38%	05/01/2054	1,215	1,280,502
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.50%	05/01/2055	765	771,449
Lee (County of), FL;
Series 2021 B, RB(d)	5.00%	10/01/2046	11,500	11,691,705
Series 2021 B, RB(d)	4.00%	10/01/2051	10,000	8,796,353
Series 2024, RB(d)	5.25%	10/01/2049	27,650	28,725,762
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(b)	5.00%	12/01/2027	325	276,812
Series 2017 A, RB(b)	5.38%	12/01/2032	1,000	806,142
Series 2017 A, RB(b)	5.63%	12/01/2037	3,380	2,658,858
Series 2017 A, RB(b)	5.75%	12/01/2052	18,210	13,345,484
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,065	2,067,446
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(b)	5.85%	05/01/2055	1,000	1,006,889
Madeira Community Development District (Assessment Area No.2 );
Series 2025, RB	5.50%	05/01/2045	1,000	1,004,988
Series 2025, RB	5.80%	05/01/2055	1,650	1,662,590
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	510	471,674
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	155	156,060
Miami-Dade (County of), FL;
Series 2018, RB	4.00%	07/01/2045	11,000	10,447,544
Series 2022, RB(m)	5.00%	07/01/2050	14,210	14,720,565
Series 2022, RB(m)	5.00%	07/01/2051	30,980	32,065,257
Series 2023 A, Ref. RB(d)	5.00%	10/01/2047	29,145	29,585,521
Series 2025, RB(m)	5.00%	07/01/2052	10,000	10,417,579
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2046	16,935	15,248,367
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	39,465	35,492,197
Middleton Community Development District A; Series 2024, RB	4.75%	05/01/2055	2,600	2,468,309
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $7,800,000)(g)	6.90%	01/01/2038	7,800	7,765,274
Naturewalk Community Development District; Series 2007 A, RB(i)(j)	5.50%	05/01/2038	4,345	1,651,100
New Port Corners Community Development District; Series 2025, RB(b)	5.50%	06/15/2055	1,000	1,001,909
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	520	538,248
Series 2023, RB	6.00%	05/01/2054	780	803,293
Northridge Community Development District; Series 2025, RB(b)	6.00%	05/01/2055	2,335	2,395,658
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(b)	5.75%	05/15/2060	1,690	1,710,933
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2051	$4,775	$1,199,689
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2054	4,570	972,558
Palm Beach (County of), FL;
Series 2025, RB(b)	5.75%	10/01/2055	4,500	4,643,654
Series 2025, RB(b)	6.75%	10/01/2055	1,100	1,135,130
Series 2025, RB(b)	5.75%	10/01/2065	7,500	7,715,364
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2049	10,000	9,882,999
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,442,714
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,110,711
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,784,219
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	6,840	6,929,012
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,400	1,415,136
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,420,234)(b)(d)(g)(i)(j)	5.88%	01/01/2033	22,370	3,402,281
Portofino Isles Community Development District (Portofino Court); Series 2005, RB (Acquired 12/18/2009-08/18/2010; Cost $6,584,519)(g)(j)	5.60%	05/01/2036	5,905	2,952,500
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.65%	06/15/2055	1,000	1,009,168
Reunion East Community Development District;
Series 2002 A-2, RB(j)	7.38%	05/01/2033	1,425	14
Series 2005, RB(j)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	105	105,105
Rivers Edge III Community Development District; Series 2025, RB	6.00%	05/01/2056	1,000	1,034,143
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,267,726
Series 2023, RB	6.38%	11/01/2053	1,400	1,472,361
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,542,806
Series 2023, RB	5.75%	05/01/2053	2,320	2,364,236
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,760	2,606,987
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,200	1,244,766
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,291,341
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $5,615,499)(g)(j)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	4,975	4,977,731
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $4,142,776)(g)(j)	6.60%	05/01/2036	3,800	1,900,000
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	485	485,463
Three Rivers Community Development District; Series 2025, RB	5.75%	05/01/2056	4,805	4,805,003
Tolomato Community Development District; Series 2024, RB	5.13%	05/01/2054	885	863,206
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	8,490	8,498,560
Tradition Community Development District No. 9;
Series 2025, RB	5.40%	05/01/2045	715	721,218
Series 2025, RB	5.65%	05/01/2056	1,000	1,008,721
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2055	2,010	2,023,753
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	1,740	1,783,567
Series 2023, RB	5.50%	05/01/2054	1,955	1,990,230
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(b)	5.63%	01/01/2060	2,000	1,983,631
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	80	80,235
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,084,416
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,818,123
Series 2016 A-2, RB	5.38%	05/01/2046	1,350	1,352,323
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,940	1,950,446
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Waterstone Community Development District;
Series 2007 A, RB(h)	6.88%	05/01/2037	$1,214	$882,530
Series 2007 B, RB(f)	0.00%	11/01/2028	262	241,280
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	995	1,001,691
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,460	6,468,623
Series 2005 A-2, RB (Acquired 03/20/2007-10/17/2019; Cost $2,148,914)(g)(j)	5.75%	05/01/2036	3,590	3,561,277
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	434,250
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,564,331
Series 2022, RB	5.50%	05/01/2053	2,500	2,543,497
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,552,902
Series 2023, RB	5.63%	05/01/2053	1,500	1,544,012
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,210	1,210,431
Westside Community Development District;
Series 2019-2, RB(i)(j)	5.65%	05/01/2037	1,010	824,250
Series 2019-2, RB(i)(j)	7.20%	05/01/2038	520	480,769
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,225	1,263,577
Series 2023, RB	5.60%	05/01/2053	1,840	1,876,411
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(b)	4.80%	05/01/2055	6,485	6,234,440
Zephyr Ridge Community Development District; Series 2006, RB	5.63%	05/01/2037	1,475	1,475,271
				991,182,770
Georgia–1.51%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(b)	5.56%	12/15/2048	25,000	22,419,090
Bulloch (County of), GA Development Authority (Statesboro Steam Academy); Series 2024, RB(b)	6.75%	06/15/2064	1,750	1,714,853
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(b)	6.00%	06/15/2043	480	482,427
Series 2023, RB(b)	6.40%	06/15/2053	1,850	1,851,250
Series 2023, RB(b)	6.38%	06/15/2058	1,250	1,225,732
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	4,849,297
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	8,000	6,608,481
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,105,451
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,853,019
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,528,893
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,211,234
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB (Acquired 12/08/2021; Cost $1,430,000)(g)(j)	5.00%	03/01/2027	1,430	643,500
Series 2017, Ref. RB (Acquired 12/09/2021-12/15/2021; Cost $6,799,911)(g)(j)	5.00%	03/01/2037	6,885	3,098,250
Series 2017, Ref. RB (Acquired 05/03/2017-05/16/2022; Cost $7,377,025)(g)(j)	5.00%	03/01/2047	8,860	3,987,000
Series 2017, Ref. RB (Acquired 05/03/2017-12/08/2021; Cost $3,472,750)(g)(j)	5.13%	03/01/2052	3,475	1,563,750
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(b)	5.00%	01/01/2054	4,750	4,529,600
Georgia (State of) Housing & Finance Authority;
Series 2025 A, RB	4.65%	12/01/2050	5,045	4,994,021
Series 2025 A, RB	4.70%	12/01/2055	9,325	9,354,703
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(b)	5.00%	11/01/2037	8,000	7,629,924
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,671,501
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,613,151
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,025,314
Series 2018 A-2, RB(c)	5.50%	12/01/2028	2,005	1,952,256
Savannah Georgia Convention Center Authority;
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2050	1,500	1,610,998
Series 2025, RB (INS - AGI)(e)	5.00%	06/01/2058	2,225	2,293,013
Series 2025, RB	5.25%	06/01/2061	2,350	2,357,112
				135,173,820
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.37%
Hawaii (State of); Series 2022-XX1217, RB (INS - BAM)(d)(e)(l)(m)	5.00%	07/01/2051	$32,450	$32,995,910
Idaho–0.29%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(b)	5.50%	09/01/2053	2,000	2,018,640
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	10,000	10,467,816
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	689,433
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	4.00%	08/15/2048	6,000	5,660,626
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(b)	6.00%	07/01/2039	370	377,563
Series 2018 A, RB(b)	6.00%	07/01/2054	1,135	1,139,096
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(b)	6.25%	09/01/2054	5,600	5,777,223
				26,130,397
Illinois–2.78%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,492,757
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(d)	6.13%	02/20/2042	30	30,015
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(d)	5.25%	01/01/2053	11,140	11,353,791
Series 2024 A, RB(d)	5.50%	01/01/2059	16,860	17,540,075
Series 2025 A, RB(d)	5.25%	01/01/2042	8,000	8,638,957
Series 2025 E, RB(d)	5.50%	01/01/2055	5,000	5,251,554
Chicago (City of), IL Board of Education;
Series 2016, RB	6.00%	04/01/2046	5,700	5,757,817
Series 2017 H, GO Bonds	5.00%	12/01/2046	2,200	1,978,210
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	6,000	5,827,038
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	695	695,411
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	4,900,924
Evanston (City of), IL (Roycemore School); Series 2021, RB(b)	4.63%	04/01/2051	1,250	1,011,405
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,726	1,668,793
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	12,689	10,476,078
Illinois (State of);
Series 2024 B, GO Bonds	5.25%	05/01/2049	4,000	4,149,805
Series 2024 C, GO Bonds	4.00%	10/01/2044	15,000	13,789,702
Series 2024 C, GO Bonds	4.00%	10/01/2048	27,000	23,959,854
Series 2025 E, GO Bonds (INS - BAM)(e)	5.00%	09/01/2045	8,500	8,864,501
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,944,954
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	2,940	2,943,920
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $1,789,407)(g)	5.00%	02/15/2027	1,784	53,507
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $5,371,154)(g)	5.00%	02/15/2037	6,243	187,274
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,465,447)(g)	5.13%	02/15/2045	2,782	83,470
Series 2025, Ref. RB(b)	5.88%	09/01/2046	17,855	17,772,133
Illinois (State of) Finance Authority (Admiral at the Lake (The));
Series 2017, Ref. RB	5.13%	05/15/2038	2,075	1,904,231
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	2,811,053
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,363,783
Series 2017, Ref. RB	5.50%	05/15/2054	5,000	4,082,961
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(b)	5.63%	08/01/2053	3,500	3,584,849
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,029,569
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	983,171
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 11/27/2019-04/03/2020; Cost $2,318,612)(g)	5.00%	11/01/2049	2,450	1,696,625
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	13,000	13,003,548
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2042	575	576,295
Series 2017, Ref. RB	5.00%	08/01/2047	700	687,719
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	$2,775	$2,776,540
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,401,008
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(b)	5.45%	01/01/2046	1,605	1,561,077
Series 2016 A, RB(b)	5.60%	01/01/2056	1,775	1,702,939
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGI)(e)(f)	0.00%	12/15/2041	2,000	1,022,603
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	27,200	27,353,566
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	1,001,361
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,055	1,077,824
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	1,999,853
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,066	1,022,712
Southwestern Illinois Development Authority; Series 2006, RB(j)	5.63%	11/01/2026	657	131,457
Upper Illinois River Valley Development Authority; Series 2025, RB	7.00%	11/01/2060	12,750	12,457,760
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,629,946
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,187	1,187,120
				248,421,515
Indiana–1.78%
Allen (County of), OH (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,079,579
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(b)	5.38%	01/01/2040	2,705	2,453,717
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	11,715	10,988,375
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,262,413
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(b)	5.63%	01/01/2038	7,000	6,838,257
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	350	338,879
Series 2017, RB	5.35%	01/01/2038	3,850	3,638,656
Indiana (State of) Finance Authority; Series 2025, RB(b)	6.38%	10/15/2060	1,145	1,145,372
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(b)	5.90%	07/01/2038	770	770,022
Series 2018 A, Ref. RB(b)	6.00%	07/01/2048	1,185	1,154,939
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.63%	07/01/2050	3,750	3,633,153
Series 2025, RB	5.25%	07/01/2055	2,400	2,181,221
Series 2025, RB	5.75%	07/01/2060	2,600	2,520,548
Indiana (State of) Housing & Community Development Authority (Evergreen Village at Bloomington); Series 2016, RB	5.50%	01/01/2037	3,640	3,639,986
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(b)	5.38%	10/01/2040	11,800	10,257,625
Indiana (State of) Housing & Community Development Authority (Hammond Assisted Living Community); Series 2016 A, RB	5.75%	01/01/2036	6,725	6,725,136
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(b)	5.00%	01/01/2039	6,735	6,372,489
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	21,933,449
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(b)	5.25%	11/01/2040	4,500	4,076,707
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	905	869,008
Series 2017, RB	5.88%	01/01/2037	10,000	9,724,967
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	780	775,073
Series 2017, RB	5.80%	01/01/2037	5,160	5,113,456
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,965,060
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,035	16,914,075
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(b)	5.10%	01/01/2032	310	302,859
Series 2017, RB(b)	5.38%	01/01/2038	6,975	6,817,628
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,785	7,785,041
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	$3,880	$3,810,681
				159,088,371
Iowa–0.58%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,375,956
Series 2018, RB	6.00%	10/01/2048	2,780	2,629,262
Iowa (State of) Finance Authority (Green Bonds); Series 2025, RB(d)	8.13%	07/01/2030	7,060	7,112,929
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	12,958,925
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	8,885,686
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	716,077
Series 2018, RB	5.13%	08/01/2048	3,500	2,961,496
Series 2018, RB	5.25%	08/01/2055	4,000	3,324,885
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(b)(d)	5.00%	12/01/2051	5,710	4,741,763
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(b)	6.00%	11/01/2042	7,210	7,125,347
				51,832,326
Kansas–0.28%
Ellis County Unified School District No. 489 Hays; Series 2022 B, Ref. GO Bonds (INS - AGI)(e)	4.00%	09/01/2052	2,500	2,317,845
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,379,686
Manhattan (City of), KS; Series 2025 A, RB	5.50%	06/01/2060	2,500	2,500,069
Olathe (City of), KS; Series 2006, RB(i)(n)	5.00%	03/01/2026	2,018	383,489
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	9,925	9,682,894
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	5,890	5,606,881
Series 2024 VIII, Ref. RB	6.00%	05/15/2054	3,315	3,178,281
				25,049,145
Kentucky–0.32%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(b)(d)	4.70%	01/01/2052	5,500	5,245,279
Louisville and Jefferson County Metropolitan Sewer District; Series 2025, RB(m)	5.00%	05/15/2053	16,685	17,363,175
Ludlow (City of), KY; Series 2023, RB(b)(h)	7.50%	03/01/2053	7,750	6,218,949
				28,827,403
Louisiana–1.64%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	5,000	5,212,098
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Better Waterworks, Inc.); Series 2018 A, RB(b)(d)	5.25%	05/01/2043	1,220	1,115,322
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	12,786,167
Series 2019 A, RB	5.00%	01/01/2055	12,000	8,928,127
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(b)	5.38%	11/01/2038	1,515	1,569,746
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Martin Parish Gomesa); Series 2019, RB(b)	4.40%	11/01/2044	2,620	2,557,981
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(b)	3.88%	11/01/2045	3,585	3,213,877
Louisiana (State of) Public Facilities Authority (Acadiana Renaissance Charter Academy);
Series 2025, RB(b)	6.15%	06/15/2055	2,500	2,545,622
Series 2025, RB(b)	6.00%	06/15/2059	5,200	5,220,770
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(d)	5.75%	09/01/2064	40,830	42,478,556
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,668,393
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(b)(c)(d)	6.75%	10/01/2028	11,000	11,651,045
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB (Acquired 06/04/2024-04/10/2025; Cost $24,476,649)(b)(g)	9.00%	12/01/2044	25,935	22,538,052
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(b)	6.35%	07/01/2040	5,115	5,567,867
Series 2010 2, RB(b)	6.35%	10/01/2040	440	478,886
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
St. John the Baptist Parish School District No. 1; Series 2023, GO Bonds	5.25%	03/01/2043	$10,000	$10,465,216
				146,997,725
Maine–0.16%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(b)(c)(d)	4.63%	06/01/2035	2,125	2,143,772
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(d)	6.88%	10/01/2026	12,265	12,290,390
				14,434,162
Maryland–0.58%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,100,112
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,335,267
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,825,365
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,420,699
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,689,637
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,230,015
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,014,168
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,119,639
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,276,588
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,560,746
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	12,000	12,669,833
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(d)	5.25%	06/30/2052	7,000	6,999,968
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(d)	5.25%	06/30/2055	9,290	9,249,175
				51,491,212
Massachusetts–1.34%
Massachusetts (Commonwealth of);
Series 2025, GO Bonds(m)	5.00%	11/01/2052	27,815	28,851,570
Series 2025, RB(m)	5.00%	06/01/2050	15,000	15,450,810
Series 2025, RB(m)	5.00%	06/01/2052	15,000	15,547,554
Series 2025, RB(l)(m)	5.25%	07/01/2052	13,705	14,672,150
Massachusetts (Commonwealth of) Development Finance Agency (Brown University);
Series 2025, RB	5.25%	08/15/2045	5,805	6,067,809
Series 2025, RB	5.50%	08/15/2050	9,510	9,909,095
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(b)	5.13%	11/15/2046	4,565	4,624,259
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2057	3,100	2,999,501
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	6.00%	07/01/2050	6,350	6,803,942
Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(d)(m)	5.00%	07/01/2046	15,000	15,307,466
				120,234,156
Michigan–1.38%
Academy of Warren; Series 2020 A, RB(b)	5.50%	05/01/2050	1,000	900,893
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,107,947
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,430	1,439,514
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,395	2,394,863
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,850,740
Detroit City School District; Series 2001 A, GO Bonds (INS - AGI)(e)	6.00%	05/01/2029	6,655	7,086,002
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	4,193,798
Series 2019 A, Ref. RB	5.75%	04/01/2049	18,320	16,124,077
Series 2019 A, Ref. RB	5.75%	04/01/2054	8,290	7,125,663
Series 2019 B, RB	6.00%	04/01/2027	1,780	1,751,885
Michigan (State of); Series 2025, RB(m)	5.50%	11/15/2049	13,180	14,361,020
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	$1,400	$1,364,426
Series 2007, RB	6.50%	12/01/2037	465	465,230
Series 2008 C, RB(f)	0.00%	06/01/2058	579,475	12,802,747
Michigan (State of) Finance Authority (Huron Academy);
Series 2024, Ref. RB	5.00%	10/01/2044	1,380	1,305,956
Series 2024, Ref. RB	5.00%	10/01/2054	2,000	1,808,686
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	800	799,965
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,028,946
Michigan (State of) Housing Development Authority; Series 2023 A, RB(m)	5.15%	10/01/2058	20,000	20,532,210
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB	6.00%	11/01/2046	3,465	3,092,670
Rockford Public Schools; Series 2023 II, GO Bonds	5.00%	05/01/2049	5,710	5,964,587
Wayne (County of), MI; Series 1999, RB(d)	6.00%	12/01/2029	12,875	12,900,201
				123,402,026
Minnesota–1.07%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,216,026
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	1,000	891,319
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,456,093
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	3,130	3,165,202
Series 2025, RB	6.00%	05/01/2055	3,250	3,317,889
Series 2025, RB	6.00%	05/01/2060	3,000	3,035,513
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	8,634	6,044,027
Series 2016 B, RB	6.50%	11/01/2035	2,988	2,091,365
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.25%	06/15/2064	8,020	7,275,964
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(b)(d)	5.00%	12/01/2050	6,630	5,395,624
Series 2021 B, RB(b)	6.50%	12/01/2026	170	168,970
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	5,735	4,522,601
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	10,324,290
Series 2021 B, RB	6.00%	07/01/2028	445	437,219
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(d)	6.85%	12/01/2029	6,570	6,584,938
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	9,097,733
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(b)	6.25%	07/01/2037	1,075	1,085,814
Series 2017 A, RB(b)	6.50%	07/01/2048	4,740	4,752,340
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	6,895,385
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	9,200	9,204,840
Shakopee (City of), MN; Series 2025, Ref. RB	5.88%	11/01/2065	3,000	3,023,789
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	871	813,175
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(b)	5.50%	07/01/2052	1,075	1,014,141
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	907,924
Series 2019, RB	5.00%	07/01/2055	1,000	885,496
				95,607,677
Mississippi–0.17%
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,668,393
Stonebridge Public Improvement District; Series 2007, RB(j)	7.50%	10/01/2042	16,410	4,430,700
				15,099,093
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.32%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB (Acquired 06/28/2007-07/05/2007; Cost $4,787,198)(g)(j)	5.75%	06/01/2026	$4,900	$1,470,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(i)	7.05%	05/01/2027	6,755	5,066,250
Series 2007 A, RB(i)	5.75%	05/01/2026	1,295	971,250
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	1,550	1,516,741
Broadway-Fairview Transportation Development District; Series 2006 A, RB(i)	6.13%	12/01/2036	570	176,700
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,420	2,776,527
Chesterfield Valley Transportation Development District; Series 2018, RB	5.50%	05/15/2046	2,811	2,810,960
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	2,345	2,319,252
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(n)	5.00%	05/01/2026	3,020	1,026,800
Series 2006 A, RB(n)	5.00%	05/01/2036	3,825	1,300,500
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(b)	5.25%	12/01/2048	4,900	4,903,743
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(b)	5.00%	06/01/2046	1,875	1,838,038
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(d)	5.00%	03/01/2054	50,235	50,396,696
Kansas City (City of), MO Industrial Development Authority (Platte Purchase Project A); Series 2019, RB(b)	5.00%	07/01/2040	4,280	4,274,690
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(b)	5.00%	04/01/2046	1,890	1,782,543
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,140,416
Series 2017 A, Ref. RB	5.25%	05/15/2037	1,955	1,957,446
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,675,678
Series 2017 A, Ref. RB	5.25%	05/15/2050	4,100	3,630,958
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(i)(j)	5.75%	03/01/2029	508	91,484
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,626,761
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	2,390	2,375,671
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(b)	6.25%	10/01/2055	4,400	4,435,856
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	404	369,426
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	215	206,090
St. Louis (City of), MO;
Series 2007 A, RB(i)	5.50%	09/02/2028	1,108	232,680
Series 2007, RN(i)(n)	6.30%	04/01/2027	3,043	152,150
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(i)	5.50%	05/29/2028	2,031	304,647
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(i)(n)	6.00%	08/21/2026	1,660	116,200
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(i)(n)	6.00%	08/21/2026	2,442	293,040
Series 2007 A, RN(i)	5.50%	01/20/2028	2,079	644,490
Series 2007 B, RN(i)(n)	5.50%	01/20/2028	1,510	15,100
St. Louis (City of), MO Industrial Development Authority (The); Series 2010 A, RB(j)	8.00%	04/27/2033	4,580	45,800
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2048	5,205	5,231,073
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,715,086
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(b)	5.88%	03/01/2033	3,100	3,036,879
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(i)(j)	5.75%	04/01/2027	975	204,750
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(b)	6.00%	10/01/2049	4,575	4,583,725
				117,716,096
Montana–0.05%
Hardin (City of), MT; Series 2006, RB(i)(n)	6.25%	09/01/2031	5,935	712,200
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana–(continued)
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	$4,000	$4,083,952
				4,796,152
Nebraska–0.63%
Omaha (City of), NE Public Power District; Series 2025 B, RB	5.00%	02/01/2055	19,500	20,458,370
Omaha Public Power District; Series 2025, RB(m)	5.25%	02/01/2055	33,690	36,040,945
				56,499,315
Nevada–0.21%
Clark (County of), NV (Special Improvement District No. 128);
Series 2007 A, RB	5.00%	02/01/2026	215	215,491
Series 2007 A, RB	5.05%	02/01/2031	730	731,703
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,180	1,183,305
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	945	952,648
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(c)(d)	12.00%	11/02/2026	5,770	4,904,500
Reno (City of), NV; Series 2025, RB(b)	5.25%	06/01/2054	1,000	993,551
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(b)(f)	0.00%	07/01/2058	16,500	2,701,913
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(d)	5.25%	07/01/2049	6,535	6,821,082
				18,504,193
New Hampshire–2.21%
New Hampshire (State of) Business Finance Authority;
Series 2025 A, RB(b)(f)	0.00%	02/01/2035	62,703	34,915,369
Series 2025, RB(b)(f)	0.00%	12/15/2032	10,000	6,273,486
New Hampshire (State of) Business Finance Authority (Canyon Ranch); Series 2025, RB(b)(f)	0.00%	12/01/2035	16,125	8,201,031
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	15,800	15,733,439
Series 2025, RB	6.00%	08/01/2065	7,515	7,580,490
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(b)(f)	0.00%	12/15/2033	13,426	8,309,521
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(b)(f)	0.00%	12/01/2031	33,000	23,167,168
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	24,885	24,648,158
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(c)	4.15%	10/01/2034	3,995	3,982,994
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	17,360	17,176,862
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(b)(f)	0.00%	04/01/2032	5,000	3,390,274
New Hampshire (State of) Business Finance Authority (The Wildflower Project); Series 2025, RB(b)(f)	0.00%	12/15/2033	7,250	4,450,448
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(b)(f)	0.00%	12/01/2034	43,000	24,188,949
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(b)	5.25%	07/01/2039	1,400	1,408,231
Series 2019 A, RB(b)	5.63%	07/01/2046	770	771,838
Series 2019 A, RB(b)	5.75%	07/01/2054	5,430	5,434,206
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(b)	5.63%	12/15/2033	5,295	5,445,467
Series 2024, RB(b)	6.25%	12/15/2038	2,545	2,671,804
				197,749,735
New Jersey–1.41%
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $49,297)(b)(g)	5.75%	10/01/2026	50	49,785
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(b)(g)	5.00%	10/01/2039	6,000	4,686,845
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(d)	5.25%	09/15/2029	3,255	3,259,249
Series 2000 B, RB(d)	5.63%	11/15/2030	8,550	8,564,826
Series 2003, RB(d)	5.50%	06/01/2033	8,000	8,017,413
Series 2012, RB(d)	5.75%	09/15/2027	6,135	6,145,267
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(b)	6.50%	11/01/2052	$690	$707,043
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(b)	5.38%	07/01/2047	1,865	1,699,660
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(b)	6.00%	10/01/2034	515	515,509
Series 2014 A, RB(b)	6.20%	10/01/2044	750	750,312
Series 2014 A, RB(b)	6.30%	10/01/2049	650	650,256
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(b)	5.38%	10/01/2050	5,000	4,518,933
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,860,000)(b)(g)	5.75%	10/01/2038	4,860	3,567,344
New Jersey (State of) Transportation Trust Fund Authority;
Series 2025 AA, RB	5.00%	06/15/2044	7,000	7,492,247
Series 2025 AA, RB	5.00%	06/15/2045	6,500	6,914,724
New Jersey Transportation Trust Fund Authority; Series 2025, RB(l)(m)	5.25%	06/15/2050	20,000	21,204,756
New Jersey Turnpike Authority; Series 2025, RB(l)(m)	5.25%	01/01/2055	13,750	14,846,003
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	33,850	32,914,410
				126,504,582
New Mexico–0.02%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	615,408
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	35	35,000
Series 2015 B, RB	5.90%	09/01/2032	235	235,003
Series 2015 C, RB	5.90%	09/01/2032	305	305,004
Series 2015 D, RB(f)	0.00%	03/01/2032	330	188,457
				1,378,872
New York–15.88%
Build NYC Resource Corp.; Series 2025, RB(b)	6.00%	07/01/2060	2,000	2,011,828
City of New York NY; Series 2025, GO Bonds(m)	5.50%	08/01/2050	10,000	10,808,718
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(f)	0.00%	06/01/2055	18,200	1,434,970
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(d)(g)	6.25%	06/01/2047	4,025	2,415,000
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(b)(j)	5.88%	01/01/2052	5,400	2,700,000
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,025,240
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB	5.00%	11/15/2049	22,270	22,682,465
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,693,777
Series 2020 C-1, RB	4.75%	11/15/2045	25,000	25,095,272
Series 2020 C-1, RB	5.00%	11/15/2050	17,395	17,693,641
Series 2024 A, Ref. RB	5.25%	11/15/2049	20,000	21,079,854
Subseries 2016 B-1, RB	5.00%	11/15/2056	10,345	10,374,464
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,520,057
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	5,715	5,224,193
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	49,000	48,997,540
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(f)(i)	0.00%	01/01/2058	8,272	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	2,421,043
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	2,871,747
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(d)	4.00%	11/01/2059	25,765	22,486,296
Series 2020 221, RB(d)	4.00%	07/15/2055	31,230	27,665,801
Series 2020 221, RB(d)	4.00%	07/15/2060	15,590	13,594,262
Two Hundred and Eighteenth Series 2019, RB(d)(m)	5.00%	11/01/2044	46,300	47,324,096
Two Hundred Thirty-First Series 2022, Ref. RB(d)	5.50%	08/01/2047	10,000	10,629,101
Two Hundred Twenty Third Series 2021, Ref. RB(d)	4.00%	07/15/2046	1,645	1,512,848
Two Hundredth Series 2017, Ref. RB(m)	5.00%	10/15/2047	10,000	10,129,207
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2024 AA-1, RB(m)	5.25%	06/15/2053	$15,000	$15,871,275
Series 2025, RB(m)	5.00%	06/15/2051	10,000	10,371,406
Series 2025, RB(l)(m)	5.25%	02/01/2053	15,000	15,770,298
Series 2025, RB(m)	5.50%	05/01/2053	10,000	10,841,115
New York (City of), NY Municipal Water Finance Authority; Series 2025, RB(m)	5.00%	06/15/2052	21,210	22,020,767
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	10,000	9,105,803
Series 2022, RB(m)	5.00%	02/01/2051	12,000	12,298,013
Series 2023 A-1, RB(m)	5.00%	05/01/2053	15,500	15,945,276
Series 2023 F-1, RB	4.00%	02/01/2051	9,500	8,760,210
Series 2024 C, RB(l)(m)	5.25%	05/01/2050	30,000	31,565,271
Series 2024 C, RB(m)	5.00%	05/01/2053	20,000	20,600,874
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(m)	5.00%	03/15/2041	23,765	24,667,010
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,341,795
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	5,264,179
Series 2025, RB(l)(m)	5.50%	07/01/2054	30,000	32,526,516
New York (State of) Dormitory Authority (Columbia University); Series 2016 A-2, RB	5.00%	10/01/2046	10,000	11,390,238
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB	4.00%	05/01/2054	10,520	9,457,769
Series 2024, Ref. RB	5.25%	05/01/2054	20,230	21,104,980
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	5,850	5,963,179
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	1,150	1,041,287
Series 2025, RB (INS - AGI)(e)(m)	5.13%	11/15/2063	20,000	20,992,480
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,140,536
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	17,000	15,574,564
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	33,864,972
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	9,106,450
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	15,457,041
New York City Health and Hospitals Corp. (Green Bonds); Series 2025 A-1, RB	4.80%	11/01/2055	10,000	9,923,506
New York Counties Tobacco Trust V; Series 2005 S4B, RB(b)(f)	0.00%	06/01/2060	234,000	9,830,948
New York State Urban Development Corp.; Series 2022 A, Ref. RB(m)	5.00%	03/15/2045	15,520	16,239,566
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	8,375	8,377,174
Series 2020, Ref. RB(d)	5.25%	08/01/2031	11,200	11,618,423
Series 2020, Ref. RB(d)	5.38%	08/01/2036	9,800	10,240,555
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(d)	4.38%	10/01/2045	16,670	15,728,415
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(d)(e)	5.00%	06/30/2049	10,000	10,079,143
Series 2023, RB(d)	6.00%	06/30/2054	8,000	8,322,201
Series 2023, RB (INS - AGI)(d)(e)	5.13%	06/30/2060	40,000	40,221,360
Series 2023, RB(d)	5.38%	06/30/2060	21,695	21,772,514
Series 2024, RB (INS - AGI)(d)(e)	5.25%	06/30/2060	24,690	25,231,894
Series 2024, RB(d)	5.50%	06/30/2060	39,245	39,778,701
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2023, RB (INS - BAM)(d)(e)	5.38%	06/30/2060	11,055	11,281,608
Series 2025, RB(d)	6.00%	06/30/2059	4,000	4,253,408
Series 2025, RB (INS - AGI)(d)(e)	6.00%	06/30/2060	5,000	5,407,037
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2023, RB(d)	6.00%	04/01/2035	21,500	23,738,159
Series 2023, RB(d)	5.63%	04/01/2040	27,500	28,899,183
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(d)(e)(h)	5.00%	12/31/2054	2,750	1,797,921
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(d)(e)	5.25%	12/31/2054	$26,055	$26,507,250
Series 2024, Ref. RB(d)	5.50%	12/31/2060	30,375	31,050,282
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	4,325	4,391,777
Triborough Bridge & Tunnel Authority;
Series 2021 C-1A, RB	4.00%	05/15/2046	12,800	11,999,592
Series 2025, RB(m)	5.00%	05/15/2051	59,330	61,217,216
Series 2025, RB(m)	5.25%	12/01/2054	29,165	30,935,254
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB(m)	5.00%	11/15/2049	17,640	18,040,841
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,561,731
Series 2022 A, Ref. RB	4.00%	05/15/2051	18,225	16,666,413
Series 2022 D-2, RB(m)	5.25%	05/15/2047	16,700	17,623,958
Series 2023 A, RB(m)	4.25%	05/15/2058	40,000	37,785,104
Series 2025, RB(m)	5.25%	05/15/2052	25,000	26,423,650
Series 2025, RB(m)	5.25%	05/15/2059	20,000	21,074,736
Series 2025, RB(m)	5.25%	05/15/2064	29,825	31,299,229
Subseries 2023 B-1, RB(m)	5.25%	11/15/2053	34,565	36,664,782
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB (INS - AGI)(e)	4.50%	12/01/2056	3,000	2,975,596
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	4,045	3,597,757
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	10,000	11,053,680
				1,421,045,288
North Carolina–0.16%
Greater Asheville Regional Airport Authority; Series 2022 A, RB (INS - AGI)(d)(e)	5.50%	07/01/2052	4,315	4,503,560
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	1,029,500
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	10,000	8,895,897
				14,428,957
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(b)(d)(g)(j)	6.63%	12/15/2031	3,000	30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(b)(d)(g)(j)	7.00%	12/15/2043	23,500	235
				265
Northern Mariana Islands–0.19%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(b)	5.00%	10/01/2033	17,690	17,312,265
Ohio–3.42%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	154,085	129,974,996
Series 2020 B-3, Ref. RB(f)	0.00%	06/01/2057	100,000	8,786,070
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2024, Ref. RB(b)	5.38%	01/01/2039	1,500	1,526,500
Series 2024, Ref. RB(b)	5.88%	01/01/2049	1,650	1,642,112
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(b)	4.50%	12/01/2055	725	616,325
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(b)	7.00%	11/15/2048	9,830	10,208,852
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	828,391
Series 2018, Ref. RB	5.50%	12/01/2043	2,735	2,767,701
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,904,841
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus); Series 2025, RB(b)	6.05%	01/01/2046	1,700	1,703,748
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(d)	5.50%	01/01/2055	13,200	13,973,672
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2042	$13,795	$13,796,600
Series 2017, Ref. RB	5.25%	02/15/2047	10,880	10,654,878
Series 2017, Ref. RB	5.00%	02/15/2057	12,705	11,674,389
Series 2017, Ref. RB	5.50%	02/15/2057	10,810	10,730,527
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(b)	7.50%	12/01/2055	4,575	4,649,275
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	2,840	2,623,402
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.50%	01/01/2055	3,000	3,053,473
Hamilton (County of), OH (UC Health); Series 2025 A, Ref. RB	5.50%	08/01/2051	3,500	3,616,542
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(b)	5.00%	12/01/2040	1,625	1,652,768
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	2,300	1,936,734
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	5,892,981
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,005	1,010,575
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(b)(d)	5.00%	07/01/2049	5,000	4,557,694
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	20,795	19,440,946
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	2,000	2,009,005
Series 2025, RB	5.50%	10/01/2057	3,645	3,647,658
Ohio (State of) Housing Finance Agency;
Series 2025, RB(b)	8.75%	01/01/2036	1,450	1,456,896
Series 2025, RB(b)	8.75%	01/01/2039	1,165	1,170,600
Series 2025, RB(b)	6.25%	01/01/2045	3,500	3,588,701
Series 2025, RB(b)	6.25%	01/01/2045	3,625	3,716,869
Series 2025, RB(b)	6.25%	01/01/2045	2,890	2,963,242
Series 2025, RB(b)	6.38%	01/01/2045	3,560	3,679,077
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(b)	6.00%	01/01/2045	2,480	2,486,399
Warren (County of), OH Port Authority;
Series 2019 D, RB(b)	4.00%	12/01/2039	2,015	1,872,909
Series 2019 D, RB(b)	5.00%	12/01/2052	3,670	3,498,066
Series 2019, RB(b)	5.25%	12/01/2052	5,930	5,245,942
				305,559,356
Oklahoma–0.22%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,760	3,511,949
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(b)	6.00%	06/15/2044	1,375	1,342,508
Series 2024, RB(b)	6.25%	06/15/2054	2,475	2,396,767
Series 2024, RB(b)	6.50%	06/15/2064	3,425	3,396,525
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(d)	6.50%	09/01/2026	100	100,244
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(b)	4.00%	12/01/2043	2,225	1,971,328
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.);
Series 2025, Ref. RB(d)	6.25%	12/01/2035	4,000	4,615,983
Series 2025, Ref. RB(d)	6.25%	12/01/2040	2,000	2,246,790
				19,582,094
Ontario–0.20%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(b)	6.00%	10/05/2040	18,062	18,309,529
Oregon–1.09%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	970,476
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,250	1,229,160
Morrow (Port of), OR; Series 2024 A, GO Bonds(b)	5.15%	10/01/2026	7,000	7,000,668
Oregon (State of) Facilities Authority;
Series 2025, Ref. RB(b)	5.63%	06/15/2055	810	803,097
Series 2025, Ref. RB(b)	6.00%	06/15/2065	1,245	1,263,284
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Portland (Port of), OR;
Series 2022, RB(d)(m)	5.00%	07/01/2052	$30,000	$30,470,676
Series 2023-28, RB(d)	4.00%	07/01/2042	12,385	11,843,058
Twenty Eighth Series 2022, RB(d)	4.00%	07/01/2047	22,220	20,251,957
Twenty Seventh Series 2020 A, RB(d)	4.00%	07/01/2050	11,680	10,433,849
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2044	5,000	2,062,442
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2045	2,500	971,924
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(f)	0.00%	06/15/2046	3,660	1,339,743
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,460	3,085,609
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	1,540	1,373,364
Series 2021 A, Ref. RB	5.00%	11/15/2056	5,260	4,459,474
				97,558,781
Pennsylvania–2.13%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(b)	6.00%	05/01/2042	3,640	3,813,646
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(b)	5.38%	05/01/2042	8,000	8,095,590
Series 2022, RB(b)	5.25%	05/01/2042	3,470	3,546,922
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(b)	6.25%	05/01/2042	7,965	8,038,151
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(b)	6.00%	05/01/2042	1,615	1,642,287
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2020 A, RB	4.00%	09/01/2050	7,625	6,781,108
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,701,213
Series 2016, RB	5.50%	01/01/2052	11,080	9,809,576
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(b)	5.00%	03/01/2038	309	310,784
Series 2018, RB(b)	5.13%	03/01/2048	680	671,389
Crawford (County of), PA Hospital Authority Meadville Medical Center);
Series 2016 A, Ref. RB	6.00%	06/01/2046	2,750	2,758,181
Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,317,772
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	4,600	4,048,489
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(g)	5.00%	12/01/2032	1,260	1,088,914
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(g)	5.25%	12/01/2037	1,705	1,369,556
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(g)	5.30%	12/01/2038	500	396,690
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(g)	5.38%	12/01/2047	3,140	2,176,460
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	5.00%	05/01/2057	7,000	7,049,648
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025 A, Ref. RB	5.00%	11/15/2055	5,000	4,864,542
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(g)(j)	5.00%	06/30/2027	8,239	3,625,008
Series 2013, RB(j)	5.00%	06/30/2027	4,538	816,872
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(c)(d)	5.45%	03/27/2035	1,000	1,069,153
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(d)	5.25%	06/30/2053	10,000	10,171,635
Series 2022, RB (INS - AGI)(d)(e)	5.00%	12/31/2057	3,750	3,817,127
Series 2022, RB(d)	6.00%	06/30/2061	11,100	11,782,227
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	12,066
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2024, RB	4.80%	10/01/2051	$10,000	$9,975,803
Series 2025, RB	4.63%	10/01/2045	5,200	5,203,300
Series 2025-149A, RB(m)	5.15%	10/01/2050	8,000	8,147,082
Pennsylvania Housing Finance Agency; Series 2025, RB(m)	5.20%	04/01/2053	8,000	8,215,530
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school); Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	959,269
Philadelphia Authority for Industrial Development; Series 2025, RB(m)	5.50%	07/01/2053	50,000	54,099,066
				190,375,056
Puerto Rico–6.36%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	27,200	27,573,353
Series 2002, RB	5.63%	05/15/2043	108,400	110,187,581
Series 2005 B, RB(f)	0.00%	05/15/2055	127,450	15,490,528
Series 2008 A, RB(f)	0.00%	05/15/2057	227,025	10,845,166
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(j)	5.75%	12/06/2049	128	39,889
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	18,710	13,489,236
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	0	315
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,759,642
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	20,981	23,112,728
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	52
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	271
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	15,590,463
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	54,094	50,020,689
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	28,427	25,293,919
Subseries 2022, RN(f)	0.00%	11/01/2043	28,848	18,498,506
Subseries 2022, RN(f)	0.00%	11/01/2051	1,639	555,319
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(j)	5.00%	07/01/2026	895	597,412
Series 2007 TT, RB(j)	5.00%	07/01/2026	15	9,975
Series 2007 TT, RB(j)	5.00%	07/01/2027	1,990	1,328,325
Series 2007 TT, RB(j)	5.00%	07/01/2032	3,680	2,456,400
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2026	175	175,211
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2033	20,000	20,281,814
Series 2008 WW, RB(j)	5.38%	07/01/2026	390	259,350
Series 2008 WW, RB(j)	5.25%	07/01/2033	415	277,012
Series 2008 WW, RB(j)	5.50%	07/01/2038	605	403,837
Series 2010 AAA, RB(j)	5.25%	07/01/2026	4,570	3,050,475
Series 2010 AAA, RB(j)	5.25%	07/01/2028	2,600	1,735,500
Series 2010 AAA, RB(j)	5.25%	07/01/2029	445	297,037
Series 2010 AAA, RB(j)	5.25%	07/01/2030	95	63,413
Series 2010 CCC, RB(j)	5.00%	07/01/2026	35	23,275
Series 2010 CCC, RB(j)	5.00%	07/01/2027	285	190,238
Series 2010 XX, RB(j)	5.25%	07/01/2026	10	6,675
Series 2010 XX, RB(j)	5.25%	07/01/2027	845	564,037
Series 2010 XX, RB(j)	5.25%	07/01/2035	2,660	1,775,550
Series 2010 XX, RB(j)	5.75%	07/01/2036	18,575	12,398,812
Series 2010 XX, RB(j)	5.25%	07/01/2040	11,170	7,455,975
Series 2010 ZZ, Ref. RB(j)	4.63%	07/01/2026	190	126,350
Series 2010 ZZ, Ref. RB(j)	5.00%	07/01/2026	215	142,975
Series 2010 ZZ, Ref. RB(j)	5.00%	07/01/2026	10	6,675
Series 2010 ZZ, Ref. RB(j)	5.25%	07/01/2026	1,135	757,612
Series 2012 A, RB(j)	5.00%	07/01/2029	3,100	2,069,250
Series 2012 A, RB(j)	5.05%	07/01/2042	11,925	7,959,937
Series 2013 A, RB(j)	7.25%	07/01/2030	160	106,800
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2013 A, RB(j)	7.00%	07/01/2040	$480	$320,400
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	1,449	1,404,367
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 07/06/2016-03/25/2024; Cost $499,910)(g)	6.63%	01/01/2027	457	454,309
Series 2023 A, RB (Acquired 07/06/2016-04/01/2025; Cost $4,471,943)(g)	6.63%	01/01/2028	4,199	4,169,076
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	11	9,750
Series 2018 A-1, RB(f)	0.00%	07/01/2046	142,376	48,549,889
Series 2018 A-1, RB(f)	0.00%	07/01/2051	103,344	25,755,051
Series 2018 A-1, RB	4.75%	07/01/2053	22,476	21,397,181
Series 2018 A-1, RB	5.00%	07/01/2058	28,161	27,456,012
Series 2019 A-2, RB	4.33%	07/01/2040	5,542	5,405,563
Series 2019 A-2, RB	4.33%	07/01/2040	9,815	9,573,367
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,173,893
Series 2019 A-2, RB	4.78%	07/01/2058	23,781	22,450,922
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 12/03/2014-04/16/2019; Cost $3,277,200)(g)	5.00%	06/01/2030	5,260	5,186,364
Series 2006 Q, RB (Acquired 10/10/2017; Cost $671,375)(g)	5.00%	06/01/2036	1,025	984,997
				569,285,777
Rhode Island–0.19%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(g)(j)	7.25%	07/15/2035	44,240	17,253,600
South Carolina–1.53%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(c)	5.25%	08/01/2031	65,080	70,960,603
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	4,250	4,409,648
South Carolina (State of) Jobs-Economic Development Authority (Bishop Gadsden Episcopal); Series 2025, RB	5.38%	04/01/2056	1,100	1,101,265
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(b)(d)	7.00%	05/01/2039	8,500	5,950,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(d)(g)(j)	6.00%	06/01/2031	1,000	110,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(b)(d)(g)(j)	6.25%	06/01/2040	1,000	110,000
Series 2021, RB (Acquired 06/16/2021-04/06/2022; Cost $2,690,000)(b)(d)(g)(j)	6.50%	06/01/2051	2,750	302,500
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(b)	6.38%	06/15/2045	2,270	2,282,184
Series 2024, RB(b)	6.50%	06/15/2059	4,450	4,456,129
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(b)	5.00%	06/15/2054	2,400	2,172,435
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,240	8,318,836
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	2,750	2,737,994
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island); Series 2023, RB	7.50%	11/15/2053	10,000	10,607,673
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2025 A, RB	5.63%	10/01/2060	1,500	1,478,626
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	11,645	12,403,922
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	8,885	9,347,416
				136,749,231
South Dakota–0.03%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, RB	5.00%	11/01/2045	2,810	2,816,232
Tennessee–0.32%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 B-1, RB (INS - BAM)(e)	5.13%	07/01/2059	10,930	11,216,556
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(b)(d)	9.50%	11/01/2052	$10,000	$9,598,625
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(b)	5.50%	09/01/2047	9,000	7,762,293
Series 2013 B, Ref. RB(j)	8.00%	09/01/2044	6,350	317,500
				28,894,974
Texas–9.93%
Anna (City of), TX;
Series 2023, RB(b)	7.38%	09/15/2052	2,500	2,752,334
Series 2025, RB	5.50%	09/15/2055	1,300	1,301,730
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	896,690
Series 2017, RB	5.25%	09/01/2047	1,475	1,475,704
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2025, Ref. RB(b)	5.75%	06/15/2055	3,000	3,031,931
Series 2025, Ref. RB(b)	5.88%	06/15/2065	3,000	3,039,197
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(b)	6.25%	06/01/2063	9,155	9,231,426
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation);
Series 2025, RB (CEP - Texas Permanent School Fund)	4.50%	08/15/2055	4,000	3,929,470
Series 2025, RB (CEP - Texas Permanent School Fund)	4.50%	08/15/2060	5,000	4,905,587
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	697,279
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,328,177
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(b)	5.88%	09/01/2043	1,030	1,047,178
Series 2023, RB(b)	6.00%	09/01/2053	1,600	1,621,012
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(b)	5.63%	12/31/2055	1,500	1,502,871
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20,500	19,514,487
Austin (City of), TX; Series 2025, Ref. RB	5.00%	11/15/2045	9,000	9,570,089
Bastrop (City of), TX; Series 2025, RB(b)	5.63%	09/01/2055	1,000	1,011,682
Boyd (City of), TX; Series 2025, RB(b)	5.88%	09/15/2055	710	733,096
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB (Acquired 06/08/2022; Cost $564,013)(b)(c)(d)(g)(j)	10.00%	06/01/2026	576	83,551
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 08/08/2022; Cost $1,372,105)(d)(g)(j)	7.00%	03/01/2039	1,379	199,955
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(b)(d)	3.63%	07/01/2026	11,680	11,409,766
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(j)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(j)	4.14%	11/01/2039	3,659	17,613
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(m)	5.25%	02/15/2060	12,210	13,055,936
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20,000	18,411,918
Celina (City of), TX; Series 2025, RB(b)	5.63%	09/01/2055	850	846,050
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(b)	5.38%	09/01/2043	1,615	1,633,687
Series 2023, RB(b)	5.50%	09/01/2053	2,305	2,276,817
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(b)	5.13%	09/01/2043	1,200	1,209,415
Series 2023, RB(b)	5.50%	09/01/2053	1,825	1,856,310
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(b)	4.75%	09/01/2030	325	329,664
Series 2023, RB(b)	5.50%	09/01/2042	875	901,871
Series 2023, RB(b)	5.75%	09/01/2052	1,500	1,532,098
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(b)	5.50%	09/01/2030	247	250,308
Series 2023, RB(b)	6.25%	09/01/2042	800	812,380
Series 2023, RB(b)	6.50%	09/01/2052	1,300	1,313,461
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	$10,000	$9,159,952
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(m)	5.25%	02/01/2054	19,135	20,247,528
Corpus Christi (City of), TX (Whitecap Public Improvement District No. 1);
Series 2024, RB	6.13%	09/15/2044	1,000	1,001,284
Series 2024, RB	6.50%	09/15/2054	1,356	1,363,295
Crandall (City of), TX;
Series 2021, RB(b)	4.25%	09/15/2041	250	235,032
Series 2021, RB(b)	5.00%	09/15/2041	500	485,902
Series 2021, RB(b)	4.50%	09/15/2051	1,500	1,344,802
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(b)	5.50%	09/15/2055	1,250	1,252,187
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(d)	5.50%	11/01/2050	9,000	9,634,763
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(b)	5.75%	09/15/2055	1,077	1,089,171
Denton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(m)	5.00%	08/15/2048	14,000	14,680,054
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(b)	5.50%	09/15/2050	1,500	1,514,024
DeSoto Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(m)	5.00%	08/15/2050	17,530	18,296,103
Edinburg Economic Development Corp.; Series 2019, RB(b)	5.00%	08/15/2044	1,945	1,803,223
El Paso (City of), TX; Series 2022, RB	5.00%	03/01/2049	15,000	16,547,223
Ennis (City of), TX; Series 2025, RB(b)	5.50%	09/15/2055	1,180	1,171,820
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	490	473,216
Series 2014, RB	6.00%	09/01/2038	2,690	2,390,837
Series 2014, RB	6.13%	09/01/2044	2,625	2,214,948
Gulf Coast Industrial Development Authority; Series 1998, RB(d)	8.00%	04/01/2028	20	20,024
Harris (County of), TX;
Series 2025, GO Bonds(m)	5.50%	02/15/2050	15,830	17,286,637
Series 2025, RB(m)	5.25%	08/15/2054	20,000	21,277,934
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(b)	5.50%	09/15/2042	2,000	2,023,308
Series 2022, RB(b)	5.75%	09/15/2052	3,550	3,569,194
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(e)	4.00%	05/01/2044	2,355	2,206,152
Houston (City of), TX; Series 2024 B, RB(d)	5.50%	07/15/2037	8,395	9,142,559
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(d)	5.50%	07/15/2038	14,000	15,153,503
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2024 B, RB(d)	5.50%	07/15/2039	8,605	9,252,058
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20,500	19,112,476
Hutto (City of), TX; Series 2025, RB(b)	5.38%	09/01/2060	1,000	973,200
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2048	27,500	25,863,907
Series 2023, GO Bonds	4.00%	02/15/2053	13,000	12,030,147
Lavon (City of), TX (Trails of Lavon Public Improvements District Projetcs); Series 2025, RB(b)	6.00%	09/15/2054	1,100	1,137,377
Lewisville (City of), TX; Series 2023 A, RB(b)	8.00%	09/01/2053	1,625	1,695,376
Little Elm (Town of), TX (Valencia Public Improvement District No. 2); Series 2022, RB(b)	6.88%	09/01/2052	2,700	2,819,055
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(b)	6.00%	09/15/2055	1,300	1,337,520
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(m)	5.25%	02/15/2055	14,000	15,013,239
Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,092,111
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(b)	5.75%	09/15/2052	2,500	2,522,488
Mesquite (City of), TX;
Series 2025, RB	5.25%	09/01/2045	625	620,403
Series 2025, RB	5.63%	09/01/2055	1,526	1,527,577
Series 2025, RB	5.75%	09/01/2055	1,300	1,302,097
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(b)	5.25%	09/15/2042	1,500	1,541,919
Series 2022, RB(b)	5.38%	09/15/2052	2,500	2,502,283
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(d)	4.63%	10/01/2031	23,335	23,404,011
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	$8,500	$7,837,590
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.25%	10/01/2045	5,285	5,499,101
Series 2025 A, RB	6.50%	10/01/2055	10,380	10,762,084
Series 2025 A, RB	6.50%	10/01/2060	7,280	7,519,802
Series 2025, RB(m)	5.50%	08/15/2049	14,000	15,256,091
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $150,000)(g)(j)	7.50%	11/15/2037	150	150,000
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,100,000)(g)(j)	7.50%	11/15/2036	2,100	2,100,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $4,122,286)(g)(j)	2.00%	11/15/2061	4,122	1,772,665
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(b)	5.00%	08/15/2051	2,885	2,721,864
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(b)	5.00%	08/15/2040	2,390	2,213,860
Series 2020 A, RB(b)	5.00%	08/15/2050	20	17,007
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, RB	5.25%	10/01/2030	5,000	5,022,756
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park);
Series 2018 A, RB	5.50%	07/01/2054	5,000	4,182,457
Series 2025, RB	6.75%	07/01/2044	3,200	3,278,881
Series 2025, RB	7.13%	07/01/2056	1,600	1,631,629
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(b)	6.00%	08/15/2037	1,650	1,414,284
Series 2018 A, RB(b)	6.00%	08/15/2047	13,435	10,687,131
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	7,803,958
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	400	385,232
Series 2016 A, RB	5.50%	11/15/2046	650	568,317
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,882,147
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	25,174,030
Series 2022 A, RB	6.75%	10/01/2052	9,910	9,985,367
Series 2022 A, RB	6.88%	10/01/2057	16,160	16,355,778
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	4,289,233
Series 2020, RB	5.25%	10/01/2055	12,375	11,417,554
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,289,400
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(c)	6.15%	01/01/2029	1,605	1,524,750
North Parkway Municipal Management District No. 1;
Series 2021, RB(b)	4.00%	09/15/2041	500	449,650
Series 2021, RB(b)	4.25%	09/15/2051	1,000	866,468
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(b)	4.75%	09/15/2041	2,000	1,925,740
Series 2021, RB(b)	5.00%	09/15/2051	3,500	3,336,379
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(m)	5.25%	02/15/2055	8,000	8,560,144
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(b)	5.75%	09/15/2032	338	354,419
Series 2022, RB(b)	5.50%	09/15/2042	800	810,679
Series 2022, RB(b)	5.63%	09/15/2052	1,450	1,454,545
Series 2022, RB(b)	6.13%	09/15/2052	2,070	2,114,394
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(b)	5.50%	09/15/2042	750	760,011
Series 2022, RB(b)	5.63%	09/15/2052	1,300	1,304,075
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(b)	5.38%	09/15/2027	198	199,177
Series 2022, RB(b)	5.63%	09/15/2032	400	420,569
Series 2022, RB(b)	6.00%	09/15/2052	4,000	4,058,004
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(b)	5.50%	09/15/2048	$2,000	$2,004,380
Series 2022, RB(b)	6.50%	09/15/2052	1,410	1,469,618
Plano (City of), TX;
Series 2023, RB(b)	8.25%	09/15/2043	1,765	1,858,023
Series 2023, RB(b)	7.50%	09/15/2053	1,400	1,474,102
Series 2023, RB(b)	8.50%	09/15/2053	3,050	3,205,476
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(b)(d)	5.13%	01/01/2044	2,000	1,949,359
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	755	755,141
Series 2016 A, RB	5.00%	08/15/2046	1,000	918,832
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(b)	5.13%	09/01/2042	836	844,456
Series 2022, RB(b)	5.25%	09/01/2052	1,375	1,357,980
Princeton (City of), TX (Sicily Public Improvement District Improvement Area No. 1);
Series 2023, RB(b)	7.00%	09/01/2043	2,350	2,426,041
Series 2023, RB(b)	7.00%	09/01/2053	3,000	3,068,456
Princeton (City of), TX (Sicily Public Improvement District Improvement); Series 2023, RB(b)	7.88%	09/01/2053	1,935	1,996,575
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(m)	4.25%	02/15/2053	25,065	24,165,472
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(b)	5.50%	09/01/2055	1,200	1,200,104
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	23,170	23,188,812
Rockdale Special Assessment; Series 2023, RB(b)	7.50%	09/15/2054	3,667	3,806,893
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	451,336
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(c)	6.15%	01/01/2029	1,830	1,861,322
San Antonio (City of), TX;
Series 2025, RB(m)	5.25%	02/01/2046	5,050	5,347,023
Series 2025, RB(l)(m)	5.50%	02/01/2050	10,000	10,763,078
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	20,000	18,844,608
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.25%	10/01/2045	9,030	9,053,270
Series 2025, RB	5.00%	10/01/2050	4,000	3,793,200
Series 2025, RB	5.50%	10/01/2055	6,400	6,450,957
Seagoville (City of), TX; Series 2025, RB(b)	6.00%	09/15/2054	835	859,105
Tarrant County Cultural Education Facilities Finance Corp.; Series 2017, RB	6.25%	02/15/2037	3,140	2,480,600
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,528,027
Series 2017, RB	6.75%	11/15/2052	2,100	2,114,918
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB(j)	6.38%	02/15/2048	6,010	4,747,900
Series 2017 A, RB(j)	6.38%	02/15/2052	3,000	2,370,000
Series 2017, RB(j)	6.38%	02/15/2041	2,075	1,639,250
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center);
Series 2025, RB(m)	5.25%	12/01/2049	11,225	12,044,388
Series 2025, Ref. RB	4.13%	12/01/2054	7,650	7,188,905
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	1,500	1,505,343
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	1,922,760
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	6,927,898
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,244,694
Texas (State of) Transportation Commission;
Series 2019, RB(f)	0.00%	08/01/2046	2,240	810,654
Series 2019, RB(f)	0.00%	08/01/2047	3,345	1,146,237
Series 2019, RB(f)	0.00%	08/01/2048	3,530	1,147,264
Series 2019, RB(f)	0.00%	08/01/2049	3,320	1,025,580
Series 2019, RB(f)	0.00%	08/01/2050	4,760	1,394,659
Series 2019, RB(f)	0.00%	08/01/2051	5,000	1,386,884
Series 2019, RB(f)	0.00%	08/01/2053	400	99,407
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Water Development Board; Series 2021, RB	4.00%	10/15/2056	$15,000	$13,585,099
Texas State Technical College;
Series 2022, RB (INS - AGI)(e)(m)	5.50%	08/01/2042	12,500	13,743,746
Series 2022, RB (INS - AGI)(e)(m)	6.00%	08/01/2054	6,000	6,571,130
Texas Transportation Finance Corp; Series 2025, RB(m)	5.50%	10/01/2055	16,250	17,800,365
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1);
Series 2024, RB(b)	5.00%	09/01/2044	585	584,969
Series 2024, RB(b)	5.13%	09/01/2054	840	828,530
Tuloso-Midway Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(m)	5.25%	08/15/2050	16,710	17,902,147
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,733	1,735,733
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,700	5,708,002
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGI)(e)	4.25%	10/01/2047	1,540	1,461,661
Series 2022, GO Bonds (INS - AGI)(e)	4.38%	10/01/2048	1,805	1,729,290
				888,910,440
Utah–2.79%
10th & Main Public Infrastructure District (10th & Main Assessment Area); Series 2025, RB(b)	5.75%	12/01/2053	9,500	9,533,113
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(b)(h)	8.25%	03/01/2053	18,700	17,401,781
Black Desert Public Infrastructure District;
Series 2021 B, GO Bonds(b)	7.38%	09/15/2051	5,500	5,084,858
Series 2024, RB(b)	5.63%	12/01/2053	5,000	5,058,545
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(b)	5.88%	12/01/2054	6,200	6,422,461
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(b)	7.50%	03/01/2055	2,200	2,183,033
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(b)	6.00%	03/01/2053	6,500	6,523,720
Series 2022 B, GO Bonds(b)	9.00%	03/15/2053	1,239	1,239,399
Downtown Revitalization Public Infrastructure District;
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2055	12,000	12,944,149
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2055	4,500	4,850,444
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(b)	5.63%	12/01/2053	3,458	3,324,373
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(b)	6.63%	03/01/2054	2,370	2,442,683
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(b)	5.63%	12/01/2043	6,644	6,737,073
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(b)	5.50%	03/01/2051	11,500	9,079,335
GLH Public Infrastructure District No. 1; Series 2025, GO Bonds(b)	6.88%	03/01/2055	3,925	4,063,597
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	565	566,957
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(b)	7.88%	03/15/2055	3,600	3,678,423
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(b)	6.25%	06/01/2055	1,450	1,527,943
Series 2025 A-2, GO Bonds(b)(h)	6.75%	06/01/2055	6,725	5,720,890
Series 2025, GO Bonds(b)	8.50%	06/15/2055	2,247	2,312,452
Mida Mountain Village Public Infrastructure District; Series 2024-2, RB(b)	5.75%	06/15/2044	1,250	1,279,888
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(b)	6.50%	03/01/2055	3,210	3,191,482
Series 2024 A-2, GO Bonds(h)	7.00%	03/01/2055	1,600	1,021,720
Series 2024 B, GO Bonds(b)	9.00%	03/15/2055	638	653,593
Olympia Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(b)	6.38%	03/01/2055	1,485	1,532,575
Series 2024 B, GO Bonds	8.00%	03/15/2055	952	973,558
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(b)	6.50%	03/01/2055	4,140	4,126,772
Series 2024 A-2, GO Bonds(b)(h)	7.00%	03/01/2055	1,960	1,176,648
Series 2024 B, GO Bonds(b)	9.00%	03/15/2055	1,070	1,078,546
Panorama Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(b)	6.25%	03/01/2055	3,000	3,020,056
Series 2025 B, GO Bonds(b)	8.63%	03/15/2055	1,000	989,079
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(b)	6.00%	03/01/2051	12,952	10,742,891
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	$7,550	$7,881,399
Series 2025 A-2, RB	6.63%	03/01/2055	1,250	1,006,707
Series 2025, RB	8.50%	03/15/2055	8,400	8,520,007
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(b)	4.38%	02/01/2051	1,000	793,254
Series 2021 B, GO Bonds(b)	7.38%	08/15/2051	600	512,321
Salt Lake City (City of), UT;
Series 2018 A, RB(d)	5.25%	07/01/2048	11,035	11,199,215
Series 2021 A, RB (INS - AGI)(d)(e)	4.00%	07/01/2051	10,420	9,413,611
Soleil Hills Public Infrastructure District No. 1; Series 2025, GO Bonds(b)	8.00%	03/15/2055	1,100	1,110,495
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(b)	4.50%	06/15/2032	2,000	1,951,755
Series 2022, RB(b)	5.00%	06/15/2042	3,850	3,531,745
Series 2022, RB(b)	5.00%	06/15/2052	6,000	5,078,746
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,330	1,330,570
Series 2012, RB	6.25%	07/15/2042	3,870	3,869,950
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(b)(c)	5.63%	04/15/2029	1,945	1,888,288
Series 2018 A, RB(b)	5.00%	10/15/2038	2,330	2,254,086
Series 2018 A, RB(b)	5.25%	10/15/2048	2,205	2,008,828
Series 2025 A, RB(b)	6.00%	10/15/2055	4,870	4,876,236
Series 2025, RB(b)	7.00%	10/15/2029	205	205,458
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(b)	5.00%	06/15/2050	2,000	1,776,597
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(b)	5.38%	06/15/2049	3,645	3,353,481
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(b)	5.00%	02/15/2046	855	778,110
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(b)	5.25%	06/15/2037	6,310	6,161,518
Series 2017, Ref. RB(b)	5.38%	06/15/2048	13,610	12,151,823
Viridian Farm Public Infrastructure District No. 1;
Series 2024 A, GO Bonds(b)	5.88%	03/01/2054	1,130	1,148,094
Series 2024 B, GO Bonds(b)	8.38%	03/15/2054	500	512,489
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(b)	6.25%	12/01/2054	7,076	7,264,393
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(b)	7.00%	12/01/2042	8,630	7,093,394
Wood Ranch Public Infrastructure District; Series 2024, RB(b)	5.63%	12/01/2053	1,291	1,307,206
				249,461,813
Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(b)	5.75%	12/01/2036	1,450	1,450,728
Series 2018 A, RB(b)	5.60%	12/01/2043	960	930,871
Series 2019 A, RB(b)	5.00%	12/01/2048	4,330	3,692,696
				6,074,295
Virgin Islands–0.20%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(f)	0.00%	05/15/2035	19,560	10,932,978
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(b)	6.00%	04/01/2053	6,950	7,149,940
				18,082,918
Virginia–0.85%
Atlantic Park Community Development Authority; Series 2023, RB(b)	6.25%	08/01/2045	16,865	16,137,383
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(i)(j)	6.75%	03/01/2034	1,286	797,320
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	4,889,259
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	$890	$617,057
Series 2014 B, RB	6.05%	03/01/2044	2,476	2,102,508
Series 2014 C, RB(j)	6.05%	03/01/2054	2,183	982,356
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	18,350	17,248,552
Series 2019, RB	4.00%	01/01/2029	685	679,906
Powhatan County Economic Development Authority; Series 2025, RB(b)	6.13%	09/01/2060	9,525	9,330,423
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(b)	5.55%	01/01/2037	2,055	2,018,021
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(b)(c)(d)	5.00%	07/01/2038	4,690	4,467,793
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	7,704,804
Series 2023, RB	7.00%	09/01/2059	8,500	9,313,153
				76,288,535
Washington–0.76%
Kalispel Tribe of Indians;
Series 2018 A, RB(b)	5.25%	01/01/2038	3,000	3,059,436
Series 2018 B, RB(b)	5.25%	01/01/2038	1,000	1,019,812
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	70	70,014
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(d)	6.10%	10/01/2031	30	29,992
Seattle (Port of), WA; Series 2025, RB(d)(m)	5.50%	10/01/2050	10,000	10,680,992
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,614	1,610,657
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(b)(d)(g)(j)	7.50%	01/01/2032	26,355	2,636
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(b)(d)	5.63%	12/01/2040	8,000	8,173,368
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(b)	9.00%	12/01/2036	13,840	14,544,647
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(b)(e)	5.25%	07/01/2055	2,200	2,238,155
Series 2025, RB (INS - BAM)(b)(e)	5.25%	07/01/2064	5,500	5,557,850
Series 2025, Ref. RB	6.25%	01/01/2056	2,500	2,496,744
Series 2025, Ref. RB	6.25%	01/01/2061	8,400	8,329,572
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(b)	5.00%	01/01/2046	7,500	7,108,468
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	314	305,070
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(b)	5.00%	01/01/2055	3,265	2,967,816
				68,195,229
West Virginia–1.15%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(b)(j)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(b)(i)(j)	5.75%	06/01/2042	18,975	13,397,234
Series 2019 B, Ref. RB(b)(i)(j)	7.50%	06/01/2042	5,285	3,746,733
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(b)	5.75%	06/01/2043	700	740,337
Series 2023, Ref. RB(b)	6.00%	06/01/2053	875	922,229
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(b)	8.45%	06/01/2053	14,920	3,345,355
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(b)	5.75%	06/01/2043	3,435	3,472,523
Series 2020, Ref. RB(b)	7.50%	06/01/2043	8,900	9,367,272
Series 2023, RB(b)	7.00%	06/01/2043	950	997,163
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	7,949,488
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(c)(d)	5.45%	03/27/2035	3,500	3,742,289
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(b)(d)(g)	9.50%	05/01/2043	$20,000	$18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(b)(d)(g)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(b)	8.50%	12/01/2043	16,000	13,078,323
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	9,076,463
				103,207,909
Wisconsin–5.09%
Gillett (City of), WI; Series 2021 A, RB(b)(d)	5.50%	12/01/2032	11,100	8,599,062
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(f)	0.00%	12/15/2060	22,975	4,228,668
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB (Acquired 12/13/2023; Cost $1,159,373)(g)	5.00%	08/01/2032	1,375	1,064,027
Series 2017, Ref. RB (Acquired 12/13/2023; Cost $1,172,385)(g)	5.00%	08/01/2037	1,500	1,019,333
Series 2017, Ref. RB (Acquired 12/08/2023-12/13/2023; Cost $2,823,750)(g)	5.00%	08/01/2039	3,750	2,445,141
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	2,500	2,221,053
Series 2025, RB	4.38%	08/15/2055	13,050	12,415,557
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,550	3,575,613
Series 2019, Ref. RB	5.00%	11/01/2046	9,200	8,573,562
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	6,274,374
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	6.25%	11/15/2055	2,500	2,490,225
Series 2025 A, Ref. RB	6.38%	11/15/2060	4,100	4,101,566
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,851,367
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2047	156	4,999
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2048	136	4,104
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2049	134	3,780
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2050	129	3,377
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2051	127	3,125
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2052	165	3,757
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2053	163	3,494
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2054	158	3,162
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2055	154	2,914
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2056	151	2,700
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2057	168	2,806
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2058	163	2,576
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2059	159	2,373
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2060	156	2,175
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2061	153	2,015
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2062	149	1,845
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2063	146	1,708
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2064	143	1,585
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2065	140	1,462
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2066	151	1,456
Series 2005 A-1, RB(b)(f)	0.00%	01/01/2067	1,821	15,861
Series 2012, RB	6.00%	09/01/2045	5,480	5,182,816
Series 2019, RB(b)	5.00%	06/15/2054	455	408,904
Series 2022, RB	6.15%	08/01/2028	7,500	5,310,166
Series 2023 B, RB(b)(f)	0.00%	07/01/2062	28,425	22,740,000
Series 2023, RB(b)	5.75%	07/01/2033	485	504,268
Series 2023, RB(b)	6.63%	07/01/2043	650	664,803
Series 2023, RB(b)	6.88%	07/01/2053	1,350	1,373,159
Series 2023, RB(b)	7.00%	07/01/2058	1,750	1,780,667
Series 2023, RB	5.75%	07/01/2062	36,600	38,406,890
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2024, RB(b)	12.00%	05/16/2029	$5,750	$6,644,201
Series 2025 A, RB(b)	6.50%	12/01/2055	1,400	1,423,893
Series 2025 A, RB(b)	6.75%	12/01/2065	1,215	1,243,821
Series 2025 A, Ref. RB(b)	7.38%	06/15/2060	10,875	10,734,944
Series 2025 B, RB(b)(d)	7.00%	09/01/2054	18,300	19,497,980
Series 2025 B, Ref. RB(b)	9.50%	06/15/2040	1,970	1,903,736
Series 2025, RB(b)(f)	0.00%	12/15/2032	6,750	4,367,367
Series 2025, RB(b)(f)	0.00%	12/15/2039	7,000	2,860,227
Series 2025, RB(f)	0.00%	12/15/2039	27,203	9,318,793
Series 2025, RB(b)(f)	0.00%	12/15/2041	27,028	9,867,347
Series 2025, RB(b)	6.00%	06/01/2055	1,250	1,230,593
Series 2025, RB(b)	7.00%	07/01/2055	9,000	9,048,102
Series 2025, RB(d)	5.75%	06/30/2060	18,605	19,355,438
Series 2025, RB(d)	6.50%	06/30/2060	10,000	11,058,754
Series 2025, RB(b)	7.00%	06/15/2065	1,300	1,308,305
Series 2025, RB(d)	5.75%	12/31/2065	26,335	27,336,860
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(b)	5.00%	06/01/2040	760	697,403
Series 2020 A, RB(b)	5.00%	06/01/2049	1,340	1,120,217
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(b)	6.25%	06/01/2052	13,685	13,583,898
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(b)(f)	0.00%	12/15/2038	25,000	11,525,345
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(b)	6.75%	08/01/2031	22,000	16,940,000
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(b)(f)	0.00%	12/15/2037	6,250	3,192,609
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(b)	10.00%	11/01/2038	13,500	15,146,162
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(b)	5.13%	06/01/2048	2,075	1,913,007
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(f)	0.00%	02/01/2031	15,492	10,857,409
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(b)(f)	0.00%	12/15/2033	9,631	5,816,598
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(b)	6.13%	12/15/2029	5,876	5,939,300
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(b)	4.75%	06/01/2029	190	188,604
Series 2019 A, RB(b)	5.25%	06/01/2039	750	716,836
Series 2019 A, RB(b)	5.50%	06/01/2049	1,940	1,754,674
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(b)	6.00%	06/15/2064	1,100	1,085,446
Wisconsin (State of) Public Finance Authority (Envision Science Academy); Series 2016 A, RB(b)	5.25%	05/01/2046	2,500	2,285,920
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	705	705,539
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,638
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(b)	6.63%	07/01/2053	600	620,833
Series 2023, RB(b)	6.75%	07/01/2058	550	571,421
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(b)(f)	0.00%	12/01/2028	13,979	10,973,312
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation LLC); Series 2025, RB	5.25%	06/15/2055	1,000	1,027,222
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC );
Series 2025, RB	5.25%	06/15/2050	1,000	1,031,070
Series 2025, RB	5.50%	06/15/2055	815	838,172
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(b)(f)	0.00%	09/01/2029	2,548	1,939,706
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(b)	5.25%	06/15/2049	6,280	5,775,730
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(b)	5.00%	12/15/2054	8,245	7,528,491
Wisconsin (State of) Public Finance Authority (Million Air Three LLC General Aviation Facilities);
Series 2024, Ref. RB(b)(d)	5.75%	09/01/2035	1,000	1,048,437
Series 2024, Ref. RB(b)(d)	6.25%	09/01/2046	4,000	4,144,770
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(b)(f)	0.00%	12/15/2039	31,940	11,243,579
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(b)	5.00%	06/15/2049	520	477,909
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(b)(f)	0.00%	12/15/2030	$5,813	$4,355,427
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(b)	6.00%	07/01/2031	7,040	6,630,666
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(b)	5.38%	06/01/2044	3,495	3,027,518
Series 2019 A, RB(b)	5.50%	06/01/2054	4,320	3,615,008
Series 2019, RB(b)	5.62%	06/01/2029	475	467,210
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(b)(f)	0.00%	12/15/2034	5,250	3,070,297
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022, RB(b)	5.00%	06/15/2062	4,590	4,137,801
Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(b)	5.00%	01/01/2056	11,165	9,428,594
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(b)	5.25%	03/01/2045	5,825	5,506,530
				455,777,164
Total Municipal Obligations (Cost $10,316,142,479)				9,971,306,700
			Shares
Exchange-Traded Funds–0.39%
Invesco Intermediate Municipal ETF(o)			253,482	13,112,624
Invesco Rochester High Yield Municipal ETF(o)			418,171	21,261,737
Total Exchange-Traded Funds (Cost $34,251,957)				34,374,361
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.26%
California–0.01%
CalPlant I LLC; Exit Facility(b)(i)	15.00%	02/28/2027	$3,070	602,383
Texas–0.25%
AM BidCo Holdings LLC(i)	3.86%	10/21/2027	22,602	22,601,517
Total U.S. Dollar Denominated Bonds & Notes (Cost $25,671,517)				23,203,900
			Shares
Common Stocks & Other Equity Interests–0.14%
BL Train Holdings West LLC; Wts. expiring 12/01/2025(i)			549,030	0
AM BidCo Holdings LLC(i)			1,271	12,714,500
Total Common Stocks & Other Equity Interests (Cost $12,714,500)				12,714,500

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(f)(i)			76,613	0
TOTAL INVESTMENTS IN SECURITIES(p)–112.22% (Cost $10,388,780,453)				10,041,599,461
FLOATING RATE NOTE OBLIGATIONS–(14.41)%
Notes with interest and fee rates ranging from 3.22% to 3.62% at 11/30/2025 and contractual maturities of collateral ranging from 03/15/2041 to 05/15/2064(q)				(1,289,690,000)
OTHER ASSETS LESS LIABILITIES–2.19%				196,495,487
NET ASSETS–100.00%				$8,948,404,948
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $2,079,933,686, which represented 23.24% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)	Restricted security. The aggregate value of these securities at November 30, 2025 was $196,318,991, which represented 2.19% of the Fund’s Net Assets.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $158,321,476, which represented 1.77% of the Fund’s Net Assets.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $276,471,380. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)	Underlying security related to TOB Trusts entered into by the Fund.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Invesco Intermediate Municipal ETF	$-	$13,019,828	$-	$92,796	$-	$13,112,624	$75,116
Invesco Rochester High Yield Municipal ETF	877,166	20,359,519	-	25,052	-	21,261,737	205,493
Total	$877,166	$33,379,347	$-	$117,848	$-	$34,374,361	$280,609

(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $1,800,712,380 are held by TOB Trusts and serve as collateral for the $1,289,690,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,223	March-2026	$(138,619,406)	$(871,518)	$(871,518)

(a)	Futures contracts collateralized by $2,293,130 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Municipal Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$9,922,224,786	$49,081,914	$9,971,306,700
Exchange-Traded Funds	34,374,361	—	—	34,374,361
U.S. Dollar Denominated Bonds & Notes	—	—	23,203,900	23,203,900
Common Stocks & Other Equity Interests	—	—	12,714,500	12,714,500
Preferred Stocks	—	—	0	0
Total Investments in Securities	34,374,361	9,922,224,786	85,000,314	10,041,599,461
Other Investments - Assets*
Investments Matured	—	8,012,505	4,171,464	12,183,969
Other Investments - Liabilities*
Futures Contracts	(871,518)	—	—	(871,518)
Total Other Investments	(871,518)	8,012,505	4,171,464	11,312,451
Total Investments	$33,502,843	$9,930,237,291	$89,171,778	$10,052,911,912

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
Invesco Rochester® Municipal Opportunities Fund